UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-04524)

Exact name of registrant as specified in charter:	Putnam Global Income Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: October 31, 2011

Date of reporting period: January 31, 2011

Item 1. Schedule of Investments:

Putnam Global Income Trust
The fund's portfolio
1/31/11 (Unaudited)

MORTGAGE-BACKED SECURITIES (31.6%)(a)
		Principal amount	Value

Banc of America Commercial Mortgage, Inc.
FRB Ser. 07-3, Class A3, 5.658s, 2049		$90,000	$93,942
Ser. 07-2, Class A2, 5.634s, 2049		1,518,000	1,579,319
Ser. 06-4, Class A2, 5.522s, 2046		217,351	219,224
Ser. 06-5, Class A2, 5.317s, 2047		1,207,486	1,239,115
Banc of America Commercial Mortgage, Inc. 144A
Ser. 07-5, Class XW, IO, 0.427s, 2051		5,590,942	100,031
Ser. 04-4, Class XC, IO, 0.288s, 2042		2,014,391	31,632
Ser. 06-5, Class XC, IO, 0.191s, 2047		2,190,721	32,181
Bayview Commercial Asset Trust 144A
Ser. 06-CD1A, IO, 2.258s, 2023	CAD	6,263,503	240,856
Ser. 07-CD1A, IO, 2.14s, 2021	CAD	8,984,842	385,885
FRB Ser. 06-CD1A, Class A1, 1.49s, 2023	CAD	874,007	781,299
Bear Stearns Alt-A Trust
FRB Ser. 06-5, Class 2A2, 6.038s, 2036		$406,323	266,142
FRB Ser. 05-7, Class 23A1, 5.52s, 2035		201,447	152,774
FRB Ser. 05-10, Class 24A1, 2.696s, 2036		535,873	343,602
Bear Stearns Alt-A Trust II FRB Ser. 07-1, Class 1A1,
5.145s, 2047		1,375,838	877,957
Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 00-WF2, Class F, 8.275s, 2032		100,000	110,160
FRB Ser. 07-PW16, Class A2, 5.665s, 2040		403,000	419,725
Ser. 07-PW15, Class A4, 5.331s, 2044		871,000	905,470
Ser. 06-PW14, Class A2, 5.123s, 2038		264,000	268,386
Bear Stearns Commercial Mortgage Securities, Inc. 144A
Ser. 06-PW14, Class XW, IO, 0.682s, 2038		1,396,400	20,946
Ser. 06-PW14, Class X1, IO, 0.22s, 2038		1,244,135	20,528
Ser. 07-PW18, Class X1, IO, 0.132s, 2050		3,138,008	19,557
Chase Commercial Mortgage Securities Corp. 144A Ser.
98-1, Class F, 6.56s, 2030		343,649	363,989
Citigroup Commercial Mortgage Trust FRB Ser. 07-C6,
Class A3, 5.698s, 2049		740,000	773,466
Citigroup Commercial Mortgage Trust 144A Ser. 06-C5,
Class XC, IO, 0.117s, 2049		35,947,849	438,564
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 06-AR5, Class 2A5A, 5.67s, 2036		269,163	160,623
FRB Ser. 05-10, Class 1A5A, 5.588s, 2035		80,057	54,839
FRB Ser. 06-AR7, Class 2A2A, 5.389s, 2036		282,976	169,785
Citigroup/Deutsche Bank Commercial Mortgage Trust Ser.
06-CD3, Class A2, 5.56s, 2048		205,527	213,143
Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD5, Class XS, IO, 0.126s, 2044		1,686,256	11,618
Ser. 07-CD4, Class XC, IO, 0.121s, 2049		7,819,573	68,421
Commercial Mortgage Acceptance Corp. 144A Ser. 98-C1,
Class F, 6.23s, 2031		95,812	99,740
Commercial Mortgage Pass-Through Certificates Ser.
06-C8, Class A3, 5.308s, 2046		1,816,000	1,888,913
Cornerstone Titan PLC 144A
FRB Ser. 05-CT1A, Class D, 1.823s, 2014 (United
Kingdom)	GBP	102,358	114,813
FRB Ser. 05-CT2A, Class E, 1.789s, 2014 (United
Kingdom)	GBP	46,127	55,436
Countrywide Alternative Loan Trust
Ser. 06-36T2, Class 2A1, 6 1/4s, 2036		$640,742	447,132
Ser. 07-HY5R, Class 2A1A, 5.544s, 2047		96,403	94,867
Countrywide Home Loans
FRB Ser. 05-HYB7, Class 6A1, 5.472s, 2035		512,274	404,696
FRB Ser. 05-HYB7, Class 3A1, 3.133s, 2035		972,062	636,701
Countrywide Home Loans 144A
IFB Ser. 05-R1, Class 1AS, IO, 5.66s, 2035		348,819	42,717
FRB Ser. 05-R1, Class 1AF1, 0.62s, 2035		343,421	283,323
Credit Suisse Mortgage Capital Certificates
FRB Ser. 07-C4, Class A2, 5.804s, 2039		248,298	254,451
FRB Ser. 07-C3, Class A2, 5.72s, 2039		243,944	251,131
Ser. 07-C5, Class AAB, 5.62s, 2040		605,000	630,977
Ser. 07-C2, Class A2, 5.448s, 2049		1,785,000	1,817,276
Ser. 07-C1, Class AAB, 5.336s, 2040		453,000	481,041
Credit Suisse Mortgage Capital Certificates 144A
Ser. 06-C4, Class AX, IO, 0.154s, 2039		5,744,392	88,147
Ser. 07-C2, Class AX, IO, 0.107s, 2049		10,688,998	66,582
CS First Boston Mortgage Securities Corp. 144A
Ser. 98-C2, Class F, 6 3/4s, 2030		362,000	384,463
Ser. 02-CP5, Class M, 5 1/4s, 2035		81,000	13,566
Ser. 03-C3, Class AX, IO, 1.733s, 2038		3,635,863	114,088
Ser. 03-CK2, Class AX, IO, 1.094s, 2036		1,930,458	35,936
Ser. 04-C4, Class AX, IO, 0.539s, 2039		788,217	17,555
CWCapital Cobalt Ser. 07-C2, Class A2, 5.334s, 2047		174,460	180,016
DLJ Commercial Mortgage Corp. 144A
Ser. 99-CG2, Class B3, 6.1s, 2032		59,478	59,454
Ser. 99-CG2, Class B4, 6.1s, 2032		219,000	218,453
European Prime Real Estate PLC 144A FRB Ser. 1-A,
Class D, 1 5/8s, 2014 (United Kingdom)	GBP	171,814	38,544
Federal Home Loan Mortgage Corp.
IFB Ser. 3182, Class SP, 27.555s, 2032		$121,459	188,126
IFB Ser. 3211, Class SI, IO, 26.567s, 2036		78,654	50,792
IFB Ser. 3408, Class EK, 24.742s, 2037		67,496	95,189
IFB Ser. 3072, Class SM, 22.839s, 2035		160,861	218,321
IFB Ser. 3072, Class SB, 22.692s, 2035		144,447	195,094
IFB Ser. 3249, Class PS, 21.413s, 2036		134,464	182,817
IFB Ser. 3065, Class DC, 19.076s, 2035		128,207	166,731

IFB Ser. 3105, Class SI, IO, 18.944s, 2036	74,965	36,596
IFB Ser. 2990, Class LB, 16.278s, 2034	142,899	176,199
IFB Ser. 3031, Class BS, 16.072s, 2035	156,356	194,957
IFB Ser. T-56, Class 2ASI, IO, 7.84s, 2043	111,835	23,066
IFB Ser. 3184, Class SP, IO, 7.089s, 2033	184,043	23,752
IFB Ser. 3149, Class SE, IO, 6.889s, 2036	146,435	27,177
IFB Ser. 3157, Class SA, IO, 6.889s, 2036	360,765	66,756
IFB Ser. 3287, Class SE, IO, 6.439s, 2037	310,457	49,040
IFB Ser. 3145, Class GI, IO, 6.339s, 2036	91,371	14,339
IFB Ser. 3114, Class IP, IO, 6.339s, 2036	423,764	60,306
IFB Ser. 3485, Class SI, IO, 6.289s, 2036	149,660	23,097
IFB Ser. 3346, Class SC, IO, 6.289s, 2033	2,009,166	293,861
IFB Ser. 3346, Class SB, IO, 6.289s, 2033	236,137	34,509
IFB Ser. 3152, Class SY, IO, 6.219s, 2036	647,224	101,892
IFB Ser. 3510, Class AS, IO, 6.149s, 2037	1,009,421	157,278
IFB Ser. 3225, Class EY, IO, 6.029s, 2036	924,563	122,449
IFB Ser. 3753, Class SK, IO, 5.789s, 2038	1,641,659	238,320
IFB Ser. 3751, Class SB, IO, 5.779s, 2039	3,016,285	409,642
IFB Ser. 3510, Class BI, IO, 5.769s, 2037	1,051,020	152,850
Ser. 3707, Class IK, IO, 5s, 2040	351,283	61,165
Ser. 3645, Class ID, IO, 5s, 2040	242,760	39,764
Ser. 3687, Class HI, IO, 5s, 2038	858,465	149,442
Ser. 3632, Class CI, IO, 5s, 2038	294,611	50,520
Ser. 3626, Class DI, IO, 5s, 2037	211,233	26,622
Ser. 3740, Class IP, IO, 5s, 2037	2,066,879	315,881
Ser. 3623, Class CI, IO, 5s, 2036	189,313	24,043
Ser. 3707, Class PI, IO, 4 1/2s, 2025	2,606,343	329,702
Ser. 3707, Class HI, IO, 4s, 2023	866,434	96,954
Ser. 3327, Class IF, IO, zero %, 2037	15,631	618
Ser. 3300, PO, zero %, 2037	36,231	31,819
FRB Ser. 3326, Class WF, zero %, 2035	33,707	31,974
FRB Ser. 3003, Class XF, zero %, 2035	35,025	34,078
Federal National Mortgage Association
IFB Ser. 07-75, Class JS, 50.28s, 2037	91,120	173,228
IFB Ser. 06-8, Class HP, 23.613s, 2036	116,644	165,294
IFB Ser. 07-53, Class SP, 23.247s, 2037	144,825	199,212
IFB Ser. 05-75, Class GS, 19.47s, 2035	160,079	205,041
IFB Ser. 03-W6, Class 4S, IO, 7.34s, 2042	509,367	97,849
IFB Ser. 06-24, Class QS, IO, 6.94s, 2036	207,788	36,643
IFB Ser. 10-27, Class BS, IO, 6.19s, 2040	4,963,221	703,043
IFB Ser. 07-30, Class OI, IO, 6.18s, 2037	528,481	82,285
Ser. 06-W2, Class 1AS, IO, 5.803s, 2036	1,217,580	136,978
Ser. 06-W3, Class 1AS, IO, 5.786s, 2046	923,275	112,485
IFB Ser. 10-136, Class SG, IO, 5.74s, 2030	2,501,681	361,243
Ser. 10-67, Class BI, IO, 5 1/2s, 2025	1,018,742	120,212
Ser. 10-98, Class DI, IO, 5s, 2040	559,311	93,936
Ser. 10-21, Class IP, IO, 5s, 2039	599,092	101,846
Ser. 03-W12, Class 2, IO, 2.228s, 2043	429,704	34,913
Ser. 03-W10, Class 1, IO, 1.606s, 2043	974,893	58,494
Ser. 03-W17, Class 12, IO, 1.136s, 2033	737,066	30,826
Ser. 07-64, Class LO, PO, zero %, 2037	37,358	34,206
Ser. 04-61, Class CO, PO, zero %, 2031	57,914	57,584
FRB Ser. 06-115, Class SN, zero %, 2036	75,308	75,084
First Union-Lehman Brothers Commercial Mortgage Trust
II
Ser. 97-C2, Class F, 7 1/2s, 2029	209,000	225,721
Ser. 97-C2, Class G, 7 1/2s, 2029	119,000	128,774
First Union-Lehman Brothers-Bank of America 144A Ser.
98-C2, Class G, 7s, 2035	285,000	299,963
GE Capital Commercial Mortgage Corp. 144A Ser. 07-C1,
Class XC, IO, 0.073s, 2049	15,417,319	77,413
Government National Mortgage Association
IFB Ser. 10-98, Class CS, IO, 6.439s, 2038	706,495	118,938
IFB Ser. 10-98, Class SA, IO, 6.439s, 2038	787,256	127,748
IFB Ser. 10-32, Class SP, IO, 6.439s, 2036	927,744	118,204
IFB Ser. 10-85, Class AS, IO, 6.389s, 2039	965,408	156,049
IFB Ser. 10-85, Class SD, IO, 6.389s, 2038	641,907	99,823
IFB Ser. 10-98, Class QS, IO, 6.339s, 2040	913,821	147,271
IFB Ser. 10-98, Class YS, IO, 6.339s, 2039	945,148	151,214
IFB Ser. 10-47, Class HS, IO, 6.339s, 2039	439,241	72,650
IFB Ser. 10-68, Class SD, IO, 6.319s, 2040	4,622,119	729,617
IFB Ser. 10-162, Class SC, IO, 6.289s, 2039	1,315,976	217,136
IFB Ser. 10-3, Class MS, IO, 6.289s, 2038	3,156,595	493,341
IFB Ser. 10-31, Class PS, IO, 6.289s, 2038	3,461,405	569,294
IFB Ser. 10-158, Class SB, IO, 6.239s, 2039	2,090,530	336,847
IFB Ser. 10-53, Class SA, IO, 6.239s, 2039	1,974,392	316,829
IFB Ser. 10-2, Class SA, IO, 6.239s, 2037	1,022,709	139,549
IFB Ser. 10-113, Class SM, IO, 5.789s, 2040	1,393,948	193,550
IFB Ser. 10-158, Class BS, IO, 5.759s, 2040	1,589,479	247,450
Ser. 10-70, Class PI, IO, 5s, 2039	1,875,639	298,414
Ser. 10-158, Class MI, IO, 4 1/2s, 2039	2,526,280	421,232
Ser. 10-137, Class PI, IO, 4 1/2s, 2039	3,026,223	583,299
Ser. 10-165, Class IP, IO, 4s, 2038	2,997,275	487,057
FRB Ser. 07-35, Class UF, zero %, 2037	7,841	7,642
Greenwich Capital Commercial Funding Corp. Ser.
07-GG9, Class A2, 5.381s, 2039	363,911	373,424
GS Mortgage Securities Corp. II Ser. 06-GG6, Class A2,
5.506s, 2038	391,365	393,366
GS Mortgage Securities Corp. II 144A
Ser. 98-C1, Class F, 6s, 2030	85,142	85,355
Ser. 03-C1, Class X1, IO, 0.843s, 2040	4,619,165	63,310
Harborview Mortgage Loan Trust FRB Ser. 06-6,
Class 3A1A, 4.78s, 2036	1,155,134	750,837
HSI Asset Loan Obligation FRB Ser. 07-AR1, Class 2A1,
5.896s, 2037	483,437	338,406
IMPAC Secured Assets Corp. FRB Ser. 07-2, Class 1A1A,
0.37s, 2037 (F)	272,923	152,837
IndyMac Indx Mortgage Loan Trust
FRB Ser. 07-AR15, Class 1A1, 5.526s, 2037	308,298	202,518

FRB Ser. 06-AR25, Class 5A1, 5.445s, 2036		88,272	53,397
FRB Ser. 07-AR9, Class 2A1, 5.402s, 2037		312,416	210,690
FRB Ser. 07-AR7, Class 2A1, 4.873s, 2037		400,177	228,101
FRB Ser. 07-AR11, Class 1A1, 4.789s, 2037		269,927	156,558
FRB Ser. 05-AR5, Class 4A1, 2.775s, 2035		277,593	193,588
FRB Ser. 05-AR31, Class 3A1, 2.692s, 2036		566,624	390,970
JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 06-LDP7, Class A2, 5.861s, 2045		507,157	511,687
Ser. 07-C1, Class ASB, 5.857s, 2051		283,000	298,336
Ser. 07-LD12, Class A2, 5.827s, 2051		205,000	213,298
FRB Ser. 07-LD11, Class A3, 5.818s, 2049		393,000	414,390
Ser. 07-C1, Class A3, 5.79s, 2051		245,000	255,052
Ser. 07-C1, Class A4, 5.716s, 2051		441,000	466,292
Ser. 06-CB16, Class A3B, 5.579s, 2045		489,000	507,938
Ser. 06-LDP6, Class A3B, 5.559s, 2043		521,000	529,992
Ser. 06-CB17, Class A3, 5.45s, 2043		2,058,000	2,129,851
Ser. 06-LDP8, Class A3B, 5.447s, 2045		374,000	390,710
Ser. 06-LDP9, Class A2S, 5.298s, 2047		1,693,000	1,730,957
Ser. 06-LDP8, Class A2, 5.289s, 2045		1,623,432	1,679,837
Ser. 05-CB13, Class A2, 5.247s, 2043		269,791	269,680
Ser. 05-LDP5, Class A2, 5.198s, 2044		809,000	839,073
Ser. 06-LDP8, Class X, IO, 0.568s, 2045		2,660,120	62,970
Ser. 06-CB17, Class X, IO, 0.509s, 2043		23,839,248	553,073
Ser. 07-LDPX, Class X, IO, 0.341s, 2049		4,727,218	60,765
Ser. 06-CB16, Class X1, IO, 0.129s, 2045		2,995,996	39,321
JPMorgan Chase Commercial Mortgage Securities Corp.
144A Ser. 07-CB20, Class X1, IO, 0.153s, 2051		8,576,975	85,172
LB Commercial Conduit Mortgage Trust 144A Ser. 98-C4,
Class J, 5.6s, 2035		119,000	111,860
LB-UBS Commercial Mortgage Trust
Ser. 07-C6, Class A2, 5.845s, 2040		650,280	671,643
Ser. 07-C7, Class A2, 5.588s, 2045		963,000	991,428
Ser. 07-C2, Class XW, IO, 0.559s, 2040		1,024,614	21,234
LB-UBS Commercial Mortgage Trust 144A
Ser. 03-C5, Class XCL, IO, 0.762s, 2037		972,520	16,349
Ser. 06-C7, Class XW, IO, 0.715s, 2038		1,720,601	45,367
Ser. 06-C7, Class XCL, IO, 0.324s, 2038		3,154,271	50,696
Ser. 06-C6, Class XCL, IO, 0.247s, 2039		15,868,020	274,263
Ser. 05-C2, Class XCL, IO, 0.221s, 2040		4,475,025	40,186
Ser. 07-C2, Class XCL, IO, 0.138s, 2040		8,807,796	108,480
Ser. 06-C1, Class XCL, IO, 0.088s, 2041		11,059,823	110,944
Lehman XS Trust FRB Ser. 07-8H, Class A1, 0.39s, 2037
(F)		1,018,502	510,524
Merrill Lynch Floating Trust 144A FRB Ser. 06-1,
Class TM, 0.761s, 2022		231,953	216,876
Merrill Lynch Mortgage Investors, Inc.
FRB Ser. 98-C3, Class E, 7.064s, 2030		49,000	51,107
FRB Ser. 05-A9, Class 3A1, 2.929s, 2035		257,414	204,577
Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 5.826s, 2050		328,000	346,039
FRB Ser. 07-C1, Class A2, 5.722s, 2050		1,132,754	1,167,934
Ser. 08-C1, Class A2, 5.425s, 2051		217,000	225,263
Merrill Lynch/Countrywide Commercial Mortgage Trust
Ser. 07-7, Class ASB, 5.744s, 2050		173,000	180,943
FRB Ser. 06-4, Class A2FL, 0.381s, 2049		357,597	348,211
Merrill Lynch/Countrywide Commercial Mortgage Trust
144A Ser. 06-4, Class XC, IO, 0.243s, 2049		6,219,672	77,018
Mezz Cap Commercial Mortgage Trust 144A Ser. 07-C5,
Class X, IO, 5.015147s, 2049		198,269	17,805
Morgan Stanley Capital I
Ser. 98-CF1, Class E, 7.35s, 2032		256,000	273,619
FRB Ser. 07-IQ15, Class A2, 5.839s, 2049		1,450,000	1,504,154
FRB Ser. 06-T23, Class A2, 5.737s, 2041		301,000	318,244
Ser. 07-HQ13, Class A2, 5.649s, 2044		408,000	423,081
Ser. 07-IQ14, Class A2, 5.61s, 2049		801,000	829,529
FRB 5.597s, 2049		571,758	581,633
Ser. 06-T21, Class A2, 5.09s, 2052		120,281	120,165
FRB Ser. 07-HQ12, Class A2FL, 0.511s, 2049		262,462	243,197
Ser. 05-HQ5, Class X2, IO, 0.169s, 2042		47,670,052	204,028
Morgan Stanley Capital I 144A
FRB Ser. 04-RR, Class F7, 6s, 2039		360,000	301,500
Ser. 05-HQ5, Class X1, IO, 0.091s, 2042		1,676,691	9,423
Morgan Stanley Mortgage Loan Trust
FRB Ser. 07-11AR, Class 2A1, 5.167s, 2037		804,005	402,003
Ser. 05-5AR, Class 2A1, 3.012s, 2035		309,475	214,312
Morgan Stanley ReREMIC Trust 144A FRB Ser. 10-C30A,
Class A3B, 10.236s, 2043		656,143	692,027
Nomura Asset Acceptance Corp. FRB Ser. 06-AR4,
Class A1A, 0.43s, 2036		3,503,587	1,734,276
PNC Mortgage Acceptance Corp. 144A Ser. 00-C1,
Class J, 6 5/8s, 2033		100,000	5,000
Residential Asset Securitization Trust Ser. 07-A5,
Class 2A3, 6s, 2037		321,185	263,371
Salomon Brothers Mortgage Securities VII 144A Ser.
02-KEY2, Class X1, IO, 1.948s, 2036		617,123	11,910
Structured Adjustable Rate Mortgage Loan Trust
FRB Ser. 07-8, Class 1A2, 6 1/4s, 2037		540,136	386,197
FRB Ser. 06-9, Class 1A1, 5.297s, 2036		94,319	57,699
Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 5.99s, 2045		2,060,871	278,110
Ser. 07-4, Class 1A4, IO, 1s, 2045		2,801,687	87,915
Ursus PLC 144A FRB Ser. 1-A, Class D, 6.938s, 2012
(Ireland)	GBP	48,024	3,848
Vericrest Opportunity Loan Transferee 144A Ser.
10-NPL1, Class M, 6s, 2039		$598,812	595,818
Wachovia Bank Commercial Mortgage Trust
FRB Ser. 07-C32, Class A2, 5.741s, 2049		707,000	739,817
Ser. 06-C27, Class A2, 5.624s, 2045		449,210	454,810
Ser. 2006-C28, Class A2, 5 1/2s, 2048		1,402,529	1,422,774

Ser. 07-C30, Class APB, 5.294s, 2043	320,000	327,878
Ser. 06-C29, Class A2, 5.275s, 2048	1,010,000	1,027,745
Ser. 07-C34, IO, 0.391s, 2046	2,270,673	35,354
Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-WL5A, Class L, 3.561s, 2018	100,000	60,000
Ser. 07-C31, IO, 0.259s, 2047	8,161,502	95,571
Ser. 06-C27, Class XC, IO, 0.092s, 2045	3,247,872	26,210
Wachovia Mortgage Loan Trust, LLC FRB Ser. 06-AMN1,
Class A1, 0.31s, 2036	3,369,160	1,777,232
WAMU Commercial Mortgage Securities Trust 144A Ser.
05-C1A, Class G, 5.72s, 2036	87,000	29,580

Total mortgage-backed securities (cost $67,450,499)		$69,182,890

CORPORATE BONDS AND NOTES (30.1%)(a)
	Principal amount	Value

Basic materials (1.8%)
Allegheny Technologies, Inc. sr. unsec. unsub. notes
5.95s, 2021	$155,000	$161,972
ArcelorMittal sr. unsec. unsub. 9.85s, 2019 (France)	95,000	121,712
ArcelorMittal sr. unsec. unsub. notes 7s, 2039 (France)	215,000	220,779
CF Industries, Inc. company guaranty sr. unsec. unsub.
notes 6 7/8s, 2018	195,000	214,013
Dow Chemical Co. (The) sr. unsec. notes 7.6s, 2014	109,000	126,648
Dow Chemical Co. (The) sr. unsec. unsub. notes 8.55s,
2019	225,000	280,860
Dow Chemical Co. (The) sr. unsec. unsub. notes 5.9s,
2015	100,000	110,938
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 3/8s, 2017	383,000	427,045
Georgia-Pacific, LLC sr. unsec. unsub. notes 8 1/8s,
2011	250,000	256,875
Georgia-Pacific, LLC 144A company guaranty sr. notes
5.4s, 2020	305,000	301,114
International Paper Co. bonds 7.95s, 2018	155,000	186,199
International Paper Co. sr. unsec. notes 9 3/8s, 2019	288,000	371,425
Mosaic Co. (The) 144A sr. unsec. unsub. notes 7 5/8s,
2016	185,000	201,419
Rio Tinto Finance USA, Ltd. company guaranty sr.
unsec. notes 9s, 2019 (Australia)	75,000	99,428
Rio Tinto Finance USA, Ltd. company guaranty sr.
unsec. notes 5.2s, 2040 (Australia)	275,000	255,941
Rohm & Haas Co. sr. unsec. unsub. notes 7.85s, 2029	155,000	177,657
Sealed Air Corp. sr. notes 7 7/8s, 2017	100,000	111,744
Sealed Air Corp. 144A notes 5 5/8s, 2013	151,000	159,528
Teck Resources Limited sr. notes 10 3/4s, 2019 (Canada)	21,000	27,300
Teck Resources Limited sr. notes 10 1/4s, 2016 (Canada)	31,000	37,975
Teck Resources Limited sr. notes 9 3/4s, 2014 (Canada)	10,000	12,262
		3,862,834

Capital goods (0.2%)
Allied Waste North America, Inc. company guaranty sr.
unsec. notes 6 7/8s, 2017	145,000	158,231
Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)	148,000	174,070
Raytheon Co. sr. unsec. notes 4 7/8s, 2040	70,000	63,675
Republic Services, Inc. company guaranty sr. unsec.
unsub. notes 5 1/2s, 2019	40,000	43,424
United Technologies Corp. sr. unsec. notes 6 1/8s, 2038	55,000	61,227
		500,627

Communication services (1.9%)
American Tower Corp. sr. unsec. notes 7 1/4s, 2019	254,000	286,469
American Tower Corp. sr. unsec. notes 7s, 2017	70,000	79,087
American Tower Corp. sr. unsec. unsub. notes 4 5/8s,
2015	85,000	88,971
AT&T, Inc. sr. unsec. bond 6.55s, 2039	250,000	266,239
AT&T, Inc. sr. unsec. unsub. bonds 5 1/2s, 2018	220,000	242,357
Bellsouth Capital Funding unsec. notes 7 7/8s, 2030	265,000	316,690
Comcast Cable Communications company guaranty sr.
unsub. notes 8 7/8s, 2017	20,000	25,219
Comcast Corp. company guaranty sr. unsec. notes 6.55s,
2039	10,000	10,554
Comcast Corp. company guaranty sr. unsec. unsub. notes
6.95s, 2037	75,000	82,745
Cox Communications, Inc. 144A bonds 8 3/8s, 2039	220,000	280,614
Cox Communications, Inc. 144A notes 5 7/8s, 2016	30,000	33,579
Crown Castle Towers, LLC 144A company guaranty sr.
notes 4.883s, 2020	190,000	185,761
Frontier Communications Corp. sr. unsec. notes 7 7/8s,
2015	135,000	149,850
Rogers Communications, Inc. company guaranty notes
6.8s, 2018 (Canada)	80,000	95,650
Rogers Communications, Inc. sec. notes 6 3/8s, 2014
(Canada)	105,000	118,829
SBA Tower Trust 144A company guaranty notes 5.101s,
2017	350,000	367,584
TCI Communications, Inc. company guaranty 7 7/8s, 2026	580,000	711,990
Telefonica Emisones SAU company guaranty 6.221s, 2017
(Spain)	155,000	168,772
Time Warner Cable, Inc. company guaranty sr. notes
7.3s, 2038	105,000	118,988
Time Warner Cable, Inc. company guaranty sr. unsec.
6 3/4s, 2018	45,000	51,992
Time Warner Cable, Inc. company guaranty sr. unsec.
notes 7 1/2s, 2014	25,000	28,843

Time Warner Cable, Inc. company guaranty sr. unsec.
unsub. notes 6 3/4s, 2039	15,000	16,083
Verizon Communications, Inc. sr. unsec. notes 7.35s,
2039	68,000	80,976
Verizon Communications, Inc. sr. unsec. unsub. notes
8 3/4s, 2018	162,000	210,656
Verizon Global Funding Corp. notes 7 3/4s, 2030	110,000	134,694
		4,153,192

Consumer cyclicals (1.8%)
Autonation, Inc. company guaranty sr. unsec. notes
6 3/4s, 2018	85,000	87,763
CBS Corp. company guaranty sr. unsec. notes 7 7/8s,
2030	170,000	198,122
CBS Corp. company guaranty sr. unsec. unsub. notes
5 5/8s, 2012	11,000	11,626
Choice Hotels International, Inc. company guaranty sr.
unsec. unsub. notes 5.7s, 2020	160,000	156,760
Corrections Corporation of America company guaranty
sr. notes 7 3/4s, 2017	62,000	67,813
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc.
company guaranty sr. unsec. notes 6.35s, 2040	145,000	148,795
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc.
company guaranty sr. unsec. unsub. notes 5 7/8s, 2019	185,000	201,130
DR Horton, Inc. sr. notes 7 7/8s, 2011	5,000	5,163
Expedia, Inc. company guaranty sr. unsec. notes
7.456s, 2018	50,000	56,125
Expedia, Inc. company guaranty sr. unsec. unsub. notes
5.95s, 2020	195,000	197,925
Expedia, Inc. 144A company guaranty sr. notes 8 1/2s,
2016	300,000	326,250
Grupo Televisa SA sr. unsec. notes 6s, 2018 (Mexico)	175,000	190,908
Lender Processing Services, Inc. company guaranty sr.
unsec. unsub. notes 8 1/8s, 2016	231,000	238,508
Macy's Retail Holdings, Inc. company guaranty sr.
unsec. notes 6 5/8s, 2011	65,000	65,566
NBC Universal, Inc. 144A notes 6.4s, 2040	125,000	129,634
NBC Universal, Inc. 144A notes 5.15s, 2020	95,000	98,310
News America, Inc. company guaranty sr. unsec. notes
6.9s, 2019	245,000	291,069
Nissan Motor Acceptance Corp. 144A sr. unsec. notes
4 1/2s, 2015	265,000	277,054
Omnicom Group, Inc. sr. unsec. unsub. notes 4.45s, 2020	210,000	205,522
Owens Corning, Inc. company guaranty unsec. unsub.
notes 9s, 2019	87,000	102,225
QVC Inc. 144A sr. notes 7 1/8s, 2017	80,000	84,000
Sears Holdings Corp. 144A sr. notes 6 5/8s, 2018	105,000	100,669
Staples, Inc. sr. unsec. notes 9 3/4s, 2014	125,000	152,329
Time Warner Entertainment Co., LP debs. 8 3/8s, 2023	165,000	208,561
Time Warner, Inc. company guaranty sr. unsec. bond
7.7s, 2032	215,000	257,222
Time Warner, Inc. company guaranty sr. unsec. notes
4.7s, 2021	50,000	50,593
Turner Broadcasting System, Inc. sr. unsec. unsub.
note company quaranty 8 3/8s, 2013	35,000	40,279
		3,949,921

Consumer staples (1.8%)
Altria Group, Inc. company guaranty sr. unsec. notes
9.7s, 2018	130,000	168,599
Altria Group, Inc. company guaranty sr. unsec. notes
9 1/4s, 2019	130,000	166,761
Anheuser-Busch InBev Worldwide, Inc. 144A company
guaranty sr. notes 8.2s, 2039	214,000	283,528
Anheuser-Busch InBev Worldwide, Inc. 144A company
guaranty sr. unsec. unsub. notes 7 3/4s, 2019	416,000	513,556
Bacardi, Ltd. 144A unsec. notes 4 1/2s, 2021 (Bermuda)	230,000	230,544
Campbell Soup Co. debs. 8 7/8s, 2021	50,000	67,153
CVS Caremark Corp. jr. unsec. sub. bonds FRB 6.302s,
2037	370,000	356,588
CVS Caremark Corp. notes 6.6s, 2019	80,000	92,965
CVS Pass-Through Trust 144A pass-through certificates
6.117s, 2013	53,790	57,550
CVS Pass-Through Trust 144A company guaranty notes
7.507s, 2032	343,919	394,627
Fortune Brands, Inc. sr. unsec. unsub. notes 3s, 2012	210,000	213,170
H.J. Heinz Co. sr. unsec. notes 5.35s, 2013	55,000	60,287
Kraft Foods, Inc. sr. unsec. unsub. notes 6 1/2s, 2040	589,000	626,284
McDonald's Corp. sr. unsec. notes 5.7s, 2039	150,000	158,024
SABMiller PLC 144A notes 6 1/2s, 2018 (United Kingdom)	135,000	157,539
Tyson Foods, Inc. sr. unsec. notes 8 1/4s, 2011	70,000	72,800
Tyson Foods, Inc. sr. unsec. unsub. notes 10 1/2s, 2014	115,000	136,850
WPP Finance UK company guaranty sr. unsec. notes 8s,
2014 (United Kingdom)	200,000	232,790
		3,989,615

Energy (1.4%)
Anadarko Finance Co. company guaranty sr. unsec.
unsub. notes Ser. B, 7 1/2s, 2031	455,000	492,827
Anadarko Petroleum Corp. sr. unsec. notes 6 3/8s, 2017	80,000	88,366
El Paso Pipeline Partners Operating Co., LP company
guaranty sr. unsec. notes 6 1/2s, 2020	95,000	101,413
EOG Resources, Inc. notes 6 7/8s, 2018	105,000	124,665
Gazprom OAO Via White Nights Finance BV notes 10 1/2s,
2014 (Russia)	300,000	358,164
Lukoil International Finance BV 144A company guaranty

sr. unsec. unsub. notes 7 1/4s, 2019 (Russia)		100,000	109,485
Motiva Enterprises, LLC 144A sr. unsec. notes 6.85s,
2040		130,000	150,453
Newfield Exploration Co. sr. unsec. sub. notes 6 5/8s,
2014		70,000	71,575
Noble Holding International, Ltd. company guaranty sr.
unsec. notes 6.05s, 2041		55,000	54,664
Peabody Energy Corp. company guaranty sr. unsec.
unsub. notes 6 1/2s, 2020		145,000	153,881
Petrobras International Finance Co. company guaranty
sr. unsec. notes 7 7/8s, 2019 (Brazil)		55,000	64,488
Petrobras International Finance Co. company guaranty
sr. unsec. notes 6 3/4s, 2041 (Brazil)		65,000	65,543
Petrobras International Finance Co. company guaranty
sr. unsec. notes 5 3/8s, 2021 (Brazil)		225,000	226,293
Petroleos de Venezuela SA company guaranty sr. unsec.
notes 5 1/4s, 2017 (Venezuela)		410,000	232,265
Ras Laffan Liquefied Natural Gas Co., Ltd. 144A
company guaranty sr. notes 4 1/2s, 2012 (Qatar)		250,000	261,247
Statoil ASA company guaranty sr. unsec. notes 5.1s,
2040 (Norway)		165,000	159,025
Weatherford International, Inc. company guaranty sr.
unsec. unsub. bonds 6.8s, 2037		10,000	10,532
Weatherford International, Ltd. company guaranty sr.
unsec. notes 9 7/8s, 2039 (Switzerland)		175,000	239,201
Weatherford International, Ltd. company guaranty sr.
unsec. notes 9 5/8s, 2019 (Switzerland)		70,000	91,240
Woodside Finance Ltd. 144A notes 4 1/2s, 2014
(Australia)		90,000	95,285
			3,150,612

Financials (8.3%)
Aflac, Inc. sr. unsec. notes 6.9s, 2039		75,000	79,746
American Express Co. sr. unsec. notes 8 1/8s, 2019		330,000	409,323
American International Group, Inc. sr. unsec. Ser.
MTN, 5.85s, 2018		230,000	240,350
AON Corp. jr. unsec. sub. notes 8.205s, 2027		175,000	192,871
BankAmerica Capital III bank guaranteed jr. unsec. FRN
0.873s, 2027		415,000	301,280
Barclays Bank PLC unsec. sub. notes 5.14s, 2020		350,000	319,176
Barclays Bank PLC 144A sub. notes 10.179s, 2021		470,000	589,972
Barclays Bank PLC 144A unsec. sub. notes 6.05s, 2017		220,000	225,996
Bear Stearns Cos., Inc. (The) sr. unsec. notes 7 1/4s,
2018		230,000	271,495
Bosphorus Financial Services, Ltd. 144A sr. notes FRN
2.086s, 2012		85,938	84,781
Capital One Capital V company guaranty jr. unsec. sub.
notes 10 1/4s, 2039		295,000	318,969
Citigroup, Inc. sr. notes 6 1/2s, 2013		470,000	517,819
Citigroup, Inc. sr. unsec. notes 8 1/2s, 2019		5,000	6,120
Citigroup, Inc. sub. notes 5s, 2014		140,000	146,704
Citigroup, Inc. unsec. sub. notes 6 5/8s, 2032		44,000	43,305
Citigroup, Inc. unsec. sub. notes 5 5/8s, 2012		165,000	173,728
Commonwealth Bank of Australia 144A sr. unsec. notes
3 3/4s, 2014 (Australia)		120,000	125,625
Credit Suisse Guernsey, Ltd. jr. unsec. sub. notes FRN
5.86s, (perpetual maturity) (United Kingdom)		354,000	336,300
Deutsche Bank AG/London sr. unsec. notes 3 7/8s, 2014
(United Kingdom)		5,000	5,263
Duke Realty LP sr. unsec. notes 6 1/4s, 2013 (R)		22,000	23,683
Erac USA Finance Co. 144A company guaranty notes
2 1/4s, 2014		55,000	55,050
Erac USA Finance Co. 144A company guaranty sr. unsec.
unsub. notes 2 3/4s, 2013		120,000	122,270
Eurasian Development Bank 144A sr. unsec. notes
7 3/8s, 2014 (Kazakhstan)		100,000	107,986
FIA Card Services, NA sub. notes Ser. BKNT, 7 1/8s,
2012		250,000	272,506
Fleet Capital Trust V bank guaranteed jr. sub. FRN
1.304s, 2028		570,000	410,457
GE Capital Trust IV 144A unsec. sub. bonds 4 5/8s, 2066	EUR	90,000	106,182
General Electric Capital Corp. sr. unsec. 5 5/8s, 2018		$415,000	449,873
General Electric Capital Corp. sr. unsec. FRN Ser.
MTN, 0.48563s, 2016		145,000	136,702
General Electric Capital Corp. sr. unsec. notes Ser.
MTN, 6 7/8s, 2039		150,000	167,560
Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019		195,000	226,641
Goldman Sachs Group, Inc. (The) sub. notes 6 3/4s, 2037		30,000	29,988
Hartford Financial Services Group, Inc. (The) jr.
unsec. sub. debs. FRB 8 1/8s, 2038		220,000	238,893
HSBC Holdings PLC sub. notes 6 1/2s, 2037 (United
Kingdom)		320,000	324,191
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
company guaranty sr. unsec. notes 7 3/4s, 2016		100,000	103,125
JPMorgan Chase & Co. sr. unsec. unsub. notes 6.3s, 2019		80,000	90,209
JPMorgan Chase Capital XXIII company guaranty jr.
unsec. sub. notes FRN 1.286s, 2047		964,000	741,205
Liberty Mutual Group, Inc. 144A company guaranty jr.
sub. notes FRB 10 3/4s, 2058		190,000	242,250
Liberty Mutual Group, Inc. 144A company guaranty jr.
unsec. sub. notes FRN 7s, 2037		265,000	251,287
Lloyds TSB Bank PLC bank guaranty sr. unsec. unsub.
notes 6 3/8s, 2021 (United Kingdom)		175,000	173,987
Lloyds TSB Bank PLC company guaranty sr. unsec. sub.
notes Ser. MTN, 6 1/2s, 2020 (United Kingdom)		550,000	513,453
Marsh & McLennan Cos., Inc. sr. unsec. notes 6 1/4s,
2012		140,000	145,589
Marsh & McLennan Cos., Inc. sr. unsec. notes 5 3/8s,

2014		75,000	79,773
Massachusetts Mutual Life Insurance Co. 144A notes
8 7/8s, 2039		110,000	146,641
Merrill Lynch & Co., Inc. jr. sub. bonds 7 3/4s, 2038		80,000	86,907
MetLife Capital Trust X 144A jr. sub. FRB 9 1/4s, 2038		300,000	358,500
MetLife, Inc. jr. unsec. sub. notes 6.4s, 2036		125,000	117,975
Morgan Stanley sr. unsec. notes Ser. MTN, 5 3/4s, 2016		100,000	107,198
Nationwide Financial Services notes 5 5/8s, 2015		35,000	35,366
Nationwide Mutual Insurance Co. 144A notes 9 3/8s, 2039		40,000	47,034
Nordea Bank AB 144A jr. unsec. sub. notes FRN 5.424s,
2015 (Sweden)		365,000	346,804
Omega Healthcare Investors, Inc. 144A sr. notes
6 3/4s, 2022 (R)		335,000	330,813
OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033		30,000	25,580
Progressive Corp. (The) jr. unsec. sub. notes FRN
6.7s, 2037		755,000	805,963
Prudential Financial, Inc. sr. notes 7 3/8s, 2019		15,000	17,784
Prudential Financial, Inc. sr. notes 6.2s, 2015		15,000	16,565
Prudential Financial, Inc. sr. unsec. unsub. notes
Ser. MTNB, 5.1s, 2014		170,000	183,735
RSHB Capital SA for OJSC Russian Agricultural Bank
sub. bonds FRB 6.97s, 2016 (Russia)		100,000	100,116
RSHB Capital SA for OJSC Russian Agricultural Bank
144A notes 9s, 2014 (Russia)		215,000	243,660
Shinhan Bank 144A sr. unsec. notes 4 3/8s, 2015 (South
Korea)		650,000	662,767
Simon Property Group LP sr. unsec. notes 6 1/8s, 2018
(R)		60,000	67,232
Simon Property Group LP sr. unsec. unsub. notes
10.35s, 2019 (R)		97,000	132,513
Simon Property Group LP sr. unsec. unsub. notes 5.65s,
2020 (R)		252,000	273,238
Simon Property Group LP sr. unsec. unsub. notes
4 3/8s, 2021 (R)		119,000	117,422
State Street Capital Trust IV company guaranty jr.
unsec. sub. bond FRB 1.302s, 2037		550,000	412,567
Tanger Properties, LP sr. unsec. notes 6 1/8s, 2020 (R)		85,000	91,199
TD Ameritrade Holding Corp. company guaranty sr.
unsec. unsub. notes 5.6s, 2019		135,000	141,944
Teachers Insurance & Annuity Association of America
144A notes 6.85s, 2039		210,000	239,406
Vnesheconombank (Veb Finance) 144A bank guaranteed
bonds 6.8s, 2025 (Russia)		500,000	492,500
Vornado Realty LP sr. unsec. unsub. notes 4 1/4s, 2015
(R)		175,000	179,001
VTB Bank OJSC Via VTB Capital SA sr. notes 6 1/4s,
2035 (Russia)		100,000	103,125
VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes
6 7/8s, 2018 (Russia)		699,000	745,903
VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes
6 1/4s, 2035 (Russia)		100,000	103,125
VTB Bank OJSC Via VTB Capital SA 144A sr. unsec.
unsub. notes 6.609s, 2012 (Russia)		310,000	329,750
Wachovia Capital Trust V 144A bank guaranty jr. unsec.
sub. note 7.965s, 2027		460,000	465,801
Wachovia Corp. sr. unsec. notes 5 3/4s, 2017		130,000	145,266
Wachovia Corp. sr. unsec. notes Ser. MTN, 5 1/2s, 2013		120,000	130,402
Wachovia Corp. sr. unsec. notes FRN Ser. MTNE,
0.44594s, 2012		35,000	35,020
WEA Finance LLC/ WT Finance Aust. Pty. Ltd. 144A
company guaranty sr. unsec. notes 6 3/4s, 2019		250,000	281,324
WEA Finance, LLC 144A company guaranty sr. notes
7 1/8s, 2018		165,000	191,041
Wells Fargo Capital XV bank guaranteed jr. unsec. sub.
FRB 9 3/4s, (perpetual maturity)		105,000	114,975
Westpac Banking Corp. sr. unsec. notes 4 7/8s, 2019
(Australia)		325,000	336,612
			18,164,457

Government (8.1%)
African Development Bank sr. unsec. unsub. notes Ser.
MPLE, 4.85s, 2012 (Supra-Nation)	CAD	4,000,000	4,172,633
Asian Development Bank sr. unsec. unsub. notes Ser.
MTN, 5 1/2s, 2016 (Supra-Nation)	AUD	2,150,000	2,120,201
Inter-American Development Bank sr. unsec. unsub.
notes Ser. MPLE, 4 1/4s, 2012 (Supra-Nation)	CAD	3,000,000	3,123,002
International Bank for Reconstruction & Development
sr. unsec. unsub. notes Ser. GDIF, 1 1/4s, 2013
(Supra-Nation)	GBP	2,100,000	3,316,886
International Bank for Reconstruction & Development
sr. unsec. unsub. notes Ser. MPLE, 4.3s, 2012
(Supra-Nation)	CAD	2,000,000	2,091,790
KFW govt. guaranty sr. unsec. unsub. Bonds Ser. 8,
3 7/8s, 2013 (Germany)	EUR	1,055,000	1,513,599
Landwirtschaftliche Rentenbank govt. guaranty unsec.
unsub. bonds 3 1/4s, 2014 (Germany)	EUR	1,055,000	1,490,179
			17,828,290

Health care (0.4%)
Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037		$200,000	224,621
Express Scripts, Inc. sr. unsec. notes 7 1/4s, 2019		26,000	30,817
Express Scripts, Inc. sr. unsec. notes 6 1/4s, 2014		64,000	71,618
Fresenius Medical Care US Finance, Inc. 144A company
guaranty sr. notes 5 3/4s, 2021		265,000	260,694
Quest Diagnostics, Inc. company guaranty sr. unsec.
notes 5 3/4s, 2040		52,000	48,702
Quest Diagnostics, Inc. company guaranty sr. unsec.

notes 4 3/4s, 2020		28,000	27,797
UnitedHealth Group, Inc. sr. unsec. notes 5.8s, 2036		85,000	85,668
WellPoint, Inc. notes 7s, 2019		80,000	94,301
			844,218

Technology (0.4%)
Amphenol Corp. sr. unsec. notes 4 3/4s, 2014		155,000	166,358
Brocade Communications Systems, Inc. company guaranty
sr. notes 6 7/8s, 2020		145,000	154,425
Brocade Communications Systems, Inc. company guaranty
sr. notes 6 5/8s, 2018		35,000	37,188
Computer Sciences Corp. sr. unsec. notes 6 1/2s, 2018		215,000	234,875
Dell, Inc. sr. unsec. notes 5 7/8s, 2019		5,000	5,504
Lexmark International Inc, sr. unsec. notes 5.9s, 2013		105,000	111,988
Tyco Electronics Group SA company guaranty sr. unsec.
notes 4 7/8s, 2021 (Luxembourg)		65,000	66,140
			776,478

Transportation (0.4%)
Burlington Northern Santa Fe Corp. debs. 5 3/4s, 2040		10,000	10,134
Burlington Northern Santa Fe Corp. sr. unsec. notes
7s, 2014		10,000	11,504
Burlington Northern Santa Fe Corp. sr. unsec. notes
5 3/4s, 2018		45,000	50,747
Burlington Northern Santa Fe Corp. sr. unsec. notes
4.7s, 2019		175,000	183,489
Continental Airlines, Inc. pass-through certificates
Ser. 97-4A, 6.9s, 2018		21,263	22,645
Continental Airlines, Inc. pass-through certificates
Ser. 98-1A, 6.648s, 2017		101,512	107,095
Delta Air Lines, Inc. pass-through certificates 6.2s,
2018		138,361	146,663
Southwest Airlines Co. pass-through certificates Ser.
07-1, 6.15s, 2022		199,111	221,511
United AirLines, Inc. pass-through certificates Ser.
07-A, 6.636s, 2022		42,409	43,681
			797,469

Utilities and power (3.6%)
Ameren Illinois Co. sr. notes 9 3/4s, 2018		30,000	38,575
Atmos Energy Corp. sr. unsec. sub. notes 8 1/2s, 2019		85,000	107,038
Atmos Energy Corp. sr. unsub. notes 6.35s, 2017		260,000	289,318
Beaver Valley Funding Corp. sr. bonds 9s, 2017		203,000	229,327
Bruce Mansfield Unit pass-through certificates 6.85s,
2034		573,947	602,738
CMS Energy Corp. sr. notes 8 1/2s, 2011		285,000	288,963
CMS Energy Corp. sr. unsec. unsub. notes FRN 1.253s,
2013		130,000	127,888
Commonwealth Edison Co. 1st mtge. sec. bonds 5.8s, 2018		70,000	78,423
DCP Midstream, LLC 144A sr. unsec. notes 5.35s, 2020		120,000	124,549
Dominion Resources, Inc. jr. sub. notes FRN Ser. 06-B,
6.3s, 2066		350,000	342,125
Dominion Resources, Inc. sr. unsec. unsub. notes Ser.
07-A, 6s, 2017		215,000	247,299
El Paso Natural Gas Co. sr. unsec. unsub. bonds
8 3/8s, 2032		105,000	125,831
Electricite de France 144A notes 6.95s, 2039 (France)		200,000	238,090
Electricite de France 144A sr. notes 4.6s, 2020
(France)		190,000	195,207
Enel Finance Intl. SA 144A company guaranty sr. unsec.
notes 5 1/8s, 2019 (Luxembourg)		175,000	172,888
Enterprise Products Operating, LLC company guaranty
sr. unsec. unsub. notes 5.95s, 2041		160,000	156,161
Enterprise Products Operating, LLC company guaranty
sr. unsec. unsub. notes 3.2s, 2016		220,000	221,236
FirstEnergy Corp. notes Ser. B, 6.45s, 2011		74,000	76,887
Fortum OYJ sr. unsec. notes Ser. 14, Class EMTN,
4 1/2s, 2016 (Finland)	EUR	255,000	366,985
Ipalco Enterprises, Inc. 144A sr. sec. notes 7 1/4s,
2016		$135,000	145,463
ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018		125,000	136,669
KCP&L Greater Missouri Operations Co. sr. unsec.
unsub. notes 11 7/8s, 2012		185,000	208,974
Majapahit Holding BV 144A company guaranty sr. unsec.
notes 7 3/4s, 2020 (Indonesia)		295,000	332,663
National Fuel Gas Co. notes 5 1/4s, 2013		40,000	42,355
Nevada Power Co. notes 6 1/2s, 2018		195,000	224,525
NiSource Finance Corp. company guaranty sr. unsec.
notes 10 3/4s, 2016		105,000	138,477
Pacific Gas & Electric Co. sr. notes 8 1/4s, 2018		30,000	39,117
Pacific Gas & Electric Co. sr. unsub. 5.8s, 2037		50,000	51,325
Power Receivable Finance, LLC 144A sr. notes 6.29s,
2012		257,901	257,968
Puget Sound Energy, Inc. jr. sub. FRN Ser. A, 6.974s,
2067		240,000	235,200
Spectra Energy Capital, LLC company guaranty sr.
unsec. notes 5.65s, 2020		20,000	21,268
Spectra Energy Capital, LLC company guaranty sr.
unsec. unsub. notes 6.2s, 2018		75,000	83,267
Teco Finance, Inc. company guaranty sr. unsec. unsub.
notes 6.572s, 2017		20,000	22,691
Texas-New Mexico Power Co. 144A 1st mtge. sec. 9 1/2s,
2019		350,000	440,223
Trans-Canada Pipelines, Ltd. jr. sub. FRN 6.35s, 2067
(Canada)		340,000	341,092
Union Electric Co. 1st mtge. sr. sec. bond 6.7s, 2019		45,000	52,043

West Penn Power Co. 144A 1st mtge. 5.95s, 2017		170,000	182,541
Westar Energy, Inc. 1st mtge. sec. bonds 8 5/8s, 2018		145,000	186,518
Wisconsin Energy Corp. jr. unsec. sub. notes FRN
6 1/4s, 2067		830,000	827,925
			7,999,832

Total corporate bonds and notes (cost $63,048,065)			$66,017,545

FOREIGN GOVERNMENT BONDS AND NOTES (19.5%)(a)
		Principal amount/Units	Value

Argentina (Republic of) sr. unsec. unsub. bonds 7s,
2015		$2,415,000	$2,262,855
Argentina (Republic of) sr. unsec. unsub. bonds FRB
0.469278s, 2012		3,870,000	917,190
Brazil (Federal Republic of) notes 10s, 2012	BRL	837	496,470
Brazil (Federal Republic of) sr. notes 5 7/8s, 2019		$100,000	110,750
Canada (Government of) bonds 5 3/4s, 2033	CAD	750,000	972,723
Canada (Government of) bonds 3 1/4s, 2021	CAD	2,120,000	2,094,273
Export-Import Bank of Korea 144A sr. unsec. unsub.
notes 5.1s, 2013 (South Korea)	INR	20,600,000	421,064
Germany (Federal Republic of) bonds Ser. 86, 6s, 2016	EUR	1,960,000	3,144,690
Germany (Federal Republic of) bonds 3s, 2020	EUR	4,570,000	6,183,724
Germany (Federal Republic of) bonds Ser. 03, 4 3/4s,
2034	EUR	960,000	1,530,830
Italy (Republic of) bonds 4 1/4s, 2020	EUR	8,610,000	11,523,663
Japan (Government of) 30 yr bonds Ser. 23, 2 1/2s, 2036	JPY	106,000,000	1,397,716
Netherlands (Government of) bonds 5s, 2012	EUR	2,500,000	3,605,556
Ontario (Province of) bonds 4s, 2021 (Canada)	CAD	1,690,000	1,668,765
Ontario (Province of) debs. 5s, 2014 (Canada)	CAD	1,100,000	1,187,268
Peru (Republic of) bonds 6.95s, 2031	PEN	840,000	317,309
Sweden (Government of) debs. Ser. 1041, 6 3/4s, 2014	SEK	3,585,000	625,046
Ukraine (Government of) sr. unsec. unsub. bonds Ser.
REGS, 6 7/8s, 2011		$825,000	826,452
United Kingdom Treasury bonds 4 1/2s, 2034	GBP	240,000	386,691
United Kingdom Treasury bonds 4 1/4s, 2036	GBP	610,000	946,869
United Kingdom Treasury bonds 3 3/4s, 2020	GBP	1,370,000	2,193,751

Total foreign government bonds and notes (cost $41,532,540)			$42,813,655

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (12.7%)(a)
		Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (5.9%)
Government National Mortgage Association Pass-Through
Certificates
4s, TBA, February 1, 2041		$13,000,000	$13,034,531
			13,034,531

U.S. Government Agency Mortgage Obligations (6.8%)
Federal Home Loan Mortgage Corporation Pass-Through
Certificates
6s, with due dates from July 1, 2021 to
September 1, 2021		55,176	59,907
5 1/2s, June 1, 2035		69,028	73,984
5 1/2s, April 1, 2020		49,314	53,167
Federal National Mortgage Association Pass-Through
Certificates
7s, with due dates from March 1, 2033 to April 1, 2035		236,122	267,173
6 1/2s, with due dates from September 1, 2036 to
November 1, 2037		200,525	222,795
6s, July 1, 2037		21,661	23,553
6s, with due dates from May 1, 2021 to October 1, 2021		146,786	159,882
5 1/2s, with due dates from February 1, 2018 to
March 1, 2021		161,100	174,110
5s, May 1, 2037		493,616	518,027
5s, with due dates from May 1, 2020 to March 1, 2021		26,224	28,044
4s, with due dates from May 1, 2019 to
September 1, 2020		342,389	358,191
4s, TBA, February 1, 2041		13,000,000	12,884,219
			14,823,052

Total U.S. government and agency mortgage obligations (cost $27,675,134)			$27,857,583

U.S. TREASURY OBLIGATIONS (0.9%)(a)
		Principal amount	Value

U.S. Treasury Bonds 6.625s, February 15, 2027 (i)		$23,000	$30,480
U.S. Treasury Bonds 6 1/4s, May 15, 2030 (SEGSF)		646,000	812,371
U.S. Treasury Inflation Protected Securities 2 1/2s,
July 15, 2016 (i)		172,257	196,063
U.S. Treasury Inflation Protected Securities 2s,
July 15, 2014 (i)		549,021	600,678
U.S. Treasury Notes 1s, December 31, 2011 (i)		426,000	429,178

Total U.S. treasury obligations (cost $2,000,560)			$2,068,770

ASSET-BACKED SECURITIES (4.7%)(a)
		Principal amount	Value

Ace Securities Corp. FRB Ser. 06-OP2, Class A2C,
0.41s, 2036		$56,000	$32,709
Bay View Auto Trust Ser. 05-LJ2, Class D, 5.27s, 2014		80,974	81,176
Bear Stearns Asset Backed Securities, Inc. FRB Ser.
04-FR3, Class M6, 5.135s, 2034		14,070	2,952
Bombardier Capital Mortgage Securitization Corp. Ser.
00-A, Class A4, 8.29s, 2030		226,774	168,947
Conseco Finance Securitizations Corp.

Ser. 00-4, Class A6, 8.31s, 2032 (F)			731,984	578,267
Ser. 00-5, Class A7, 8.2s, 2032			175,494	146,537
Ser. 00-1, Class A5, 8.06s, 2031 (F)			108,717	86,430
Ser. 00-4, Class A5, 7.97s, 2032			37,491	30,556
Ser. 00-5, Class A6, 7.96s, 2032			74,355	60,971
Ser. 00-6, Class A5, 7.27s, 2031			673,836	694,051
Ser. 01-1, Class A5, 6.99s, 2031 (F)			380,529	390,042
FRB Ser. 02-1, Class M1A, 2.311s, 2033			418,000	341,640
Countrywide Asset Backed Certificates
FRB Ser. 04-6, Class 2A5, 0.65s, 2034			60,352	53,090
FRB Ser. 07-BC2, Class 2A3, 1/2s, 2037			466,000	260,960
FRB Ser. 06-24, Class 2A3, 0.41s, 2047			541,000	278,615
Granite Mortgages PLC
FRB Ser. 03-2, Class 2C1, 3.562s, 2043 (F)		EUR	455,000	305,731
FRB Ser. 03-2, Class 3C, 3.326s, 2043 (F)		GBP	217,605	146,217
Green Tree Financial Corp.
Ser. 94-6, Class B2, 9s, 2020			$197,357	159,860
Ser. 94-4, Class B2, 8.6s, 2019			73,439	37,822
Ser. 99-5, Class A5, 7.86s, 2029			917,861	835,253
Ser. 95-4, Class B1, 7.3s, 2025			84,541	79,799
Ser. 97-6, Class M1, 7.21s, 2029			14,000	11,710
Ser. 96-1, Class M1, 7s, 2027			94,615	95,384
Ser. 93-3, Class B, 6.85s, 2018			2,582	2,334
Ser. 98-3, Class A6, 6.76s, 2030			184,824	195,272
Ser. 99-3, Class A7, 6.74s, 2031 (F)			170,022	172,572
Ser. 99-1, Class A6, 6.37s, 2025			14,676	15,117
Greenpoint Manufactured Housing Ser. 00-3, Class IA,
8.45s, 2031 (F)			781,406	804,849
GSAA Home Equity Trust FRB Ser. 05-11, Class 3A4,
0.51s, 2035			391,335	333,614
Guggenheim Structured Real Estate Funding, Ltd. 144A
FRB Ser. 05-1A, Class E, 2.06s, 2030			31,894	4,784
High Income Trust Securities 144A FRB Ser. 03-1A,
Class A, 0.786s, 2036			118,507	75,845
Lehman XS Trust
FRB Ser. 07-6, Class 2A1, 0.47s, 2037			455,095	167,157
FRB Ser. 07-3, Class 1BA1, 0.42s, 2037 (F)			3,928,421	1,718,684
Long Beach Mortgage Loan Trust FRB Ser. 06-4,
Class 2A4, 0.52s, 2036			58,643	23,055
Merrill Lynch First Franklin Mortgage Loan Asset
Backed Certificates FRB Ser. 07-1, Class A2B, 0.43s,
2037			483,516	265,813
Morgan Stanley Capital, Inc. FRB Ser. 04-HE8,
Class B3, 3.46s, 2034			11,937	1,575
Novastar Home Equity Loan
FRB Ser. 06-1, Class A2C, 0.42s, 2036			61,164	31,586
FRB Ser. 06-2, Class A2C, 0.41s, 2036			74,000	43,112
Oakwood Mortgage Investors, Inc.
Ser. 99-D, Class A1, 7.84s, 2029			170,270	172,824
Ser. 00-A, Class A2, 7.765s, 2017			26,013	17,793
Ser. 00-D, Class A4, 7.4s, 2030			309,000	213,210
Ser. 02-B, Class A4, 7.09s, 2032			115,445	111,936
Ser. 01-D, Class A4, 6.93s, 2031			148,925	123,980
Ser. 98-A, Class M, 6.825s, 2028			12,000	11,143
Ser. 01-E, Class A4, 6.81s, 2031			9,517	8,327
Ser. 01-C, Class A2, 5.92s, 2017			90,276	50,555
Ser. 02-C, Class A1, 5.41s, 2032			214,356	208,461
Ser. 01-E, Class A2, 5.05s, 2031			218,361	175,780
Ser. 02-A, Class A2, 5.01s, 2020			105,551	91,862
Oakwood Mortgage Investors, Inc. 144A Ser. 01-B,
Class A4, 7.21s, 2030			42,824	41,540
Securitized Asset Backed Receivables, LLC FRB Ser.
07-BR4, Class A2A, 0.35s, 2037			71,582	48,855
SG Mortgage Securities Trust FRB Ser. 06-OPT2,
Class A3D, 0.47s, 2036			125,000	52,050
Soundview Home Equity Loan Trust FRB Ser. 06-OPT3,
Class 2A3, 0.43s, 2036			59,000	48,560
WAMU Asset-Backed Certificates FRB Ser. 07-HE2,
Class 2A1, 0.37s, 2037			229,543	152,600

Total asset-backed securities (cost $11,144,004)				$10,263,564

PURCHASED OPTIONS OUTSTANDING (0.5%)(a)
	Expiration date/		Contract
	strike price		amount	Value

Option on an interest rate swap with Barclays Bank PLC
for the right to receive a fixed rate of 3.7375%
versus the three month USD-LIBOR-BBA maturing
March 9, 2021.	Mar-11/3.7375		$8,134,000	$192,938
Option on an interest rate swap with Credit Suisse
International for the right to pay a fixed rate
of 1.578% versus the six month CHF-LIBOR-BBA maturing
December 24, 2013.	Dec-11/1.578	CHF	5,730,000	16,683
Option on an interest rate swap with Credit Suisse
International for the right to pay a fixed rate
of 1.602% versus the six month CHF-LIBOR-BBA maturing
December 22, 2013.	Dec-11/1.602	CHF	5,730,000	15,737
Option on an interest rate swap with Credit Suisse
International for the right to pay a fixed rate
of 1.70175% versus the six month CHF-LIBOR-BBA maturing
January 23, 2014.	Jan-12/1.70175	CHF	5,730,000	17,039
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 3.04%
versus the three month USD-LIBOR-BBA maturing
February 9, 2021.	Feb-11/3.04		$8,365,800	324,344
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 3.11%
versus the three month USD-LIBOR-BBA maturing

February 9, 2021.	Feb-11/3.11		8,365,800	273,645
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 4.22%
versus the three month USD-LIBOR-BBA maturing
February 16, 2041.	Feb-11/4.22		3,366,800	81,611
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 3.04% versus the three month USD-LIBOR-BBA maturing
February 9, 2021.	Feb-11/3.04		8,365,800	167
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 3.11% versus the three month USD-LIBOR-BBA maturing
February 9, 2021.	Feb-11/3.11		8,365,800	502
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 3.59% versus the three month USD-LIBOR-BBA maturing
April 28, 2021.	Apr-11/3.59		8,820,281	164,851
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 4.22% versus the three month USD-LIBOR-BBA maturing
February 16, 2041.	Feb-11/4.22		3,366,800	26,800
Option on an interest rate swap with UBS AG for
the right to pay a fixed rate of 1.722% versus the six
month CHF-LIBOR-BBA maturing January 23, 2014.	Jan-12/1.722	CHF	5,730,000	12,144

Total purchased options outstanding (cost $1,394,196)				$1,126,461

MUNICIPAL BONDS AND NOTES (0.3%)(a)
			Principal amount	Value

CA State G.O. Bonds (Build America Bonds), 7 1/2s,
4/1/34			$100,000	$102,771
IL State G.O. Bonds
4.421s, 1/1/15			45,000	45,289
4.071s, 1/1/14			135,000	135,184
North TX, Thruway Auth. Rev. Bonds (Build America
Bonds), 6.718s, 1/1/49			95,000	92,614
OH State U. Rev. Bonds (Build America Bonds), 4.91s,
6/1/40			115,000	103,322
TX State, Trans. Comm. Rev. Bonds (Build America
Bonds), Ser. B, 5.178s, 4/1/30			125,000	122,118

Total municipal bonds and notes (cost $615,707)				$601,298

SENIOR LOANS (0.1%)(a)(c)
			Principal amount	Value

Aramark Corp. bank term loan FRN Ser. B, 2.178s, 2014			$7,147	$7,151
Aramark Corp. bank term loan FRN Ser. B2, 3.553s, 2016			15,770	15,871
Aramark Corp. bank term loan FRN Ser. C, 0.261s, 2014			576	576
Aramark Corp. bank term loan FRN Ser. C, 0.111s, 2016			1,037	1,044
Charter Communications, Inc. bank term loan FRN Ser.
C, 3.56s, 2016			23,322	23,303
Freescale Semiconductor, Inc. bank term loan FRN
4.511s, 2016			13,980	13,995
Harrah's Operating Co., Inc. bank term loan FRN
Ser. B2, 3.303s, 2015			21,785	20,270
National Bedding Co., LLC bank term loan FRN Ser. B,
3.813s, 2013			9,578	9,578
NRG Energy, Inc. bank term loan FRN 3.553s, 2015			8,525	8,519
NRG Energy, Inc. bank term loan FRN 2.053s, 2013			3	3
NRG Energy, Inc. bank term loan FRN 2.041s, 2013			2,132	2,139
NRG Energy, Inc. bank term loan FRN Ser. B, 3.553s,
2015			10,143	10,198
Polypore, Inc. bank term loan FRN Ser. B, 2.26s, 2014			25,587	25,043
SunGard Data Systems, Inc. bank term loan FRN 2.011s,
2014			1,182	1,176
SunGard Data Systems, Inc. bank term loan FRN Ser. B,
3.91s, 2016			24,490	24,578
Texas Competitive Electric Holdings Co., LLC bank term
loan FRN Ser. B2, 3.786s, 2014			26,188	21,642
Univision Communications, Inc. bank term loan FRN
4.511s, 2017			26,640	26,193
West Corp. bank term loan FRN Ser. B2, 2.737s, 2013			5,467	5,448
West Corp. bank term loan FRN Ser. B5, 4.612s, 2016			13,396	13,524

Total senior loans (cost $221,970)				$230,251

SHORT-TERM INVESTMENTS (14.9%)(a)
			Principal amount/shares	Value

Egypt Treasury Bills with an effective yield of 9.83%,
May 31, 2011 (Egypt)		EGP	1,250,000	$201,979
Egypt Treasury Bills with an effective yield
of 9.785%, April 5, 2011 (Egypt)		EGP	1,275,000	209,387
Egypt Treasury Bills with an effective yield of 9.33%,
February 1, 2011 (Egypt)		EGP	550,000	91,993
Egypt Treasury Bills Ser. 273, with an effective yield
of 9.52%, April 5, 2011 (Egypt)		EGP	1,100,000	180,648
Putnam Money Market Liquidity Fund 0.17% (e)			14,793,863	14,793,863
U.S. Treasury Bills with effective yields ranging from
0.24% to 0.26%, October 20, 2011 (SEG) (SEGSF)			$2,620,000	2,616,183
U.S. Treasury Bills with effective yields ranging from
0.22% to 0.24%, July 28, 2011 (SEG) (SEGSF)			2,362,000	2,359,045
U.S. Treasury Bills with effective yields ranging from
0.20% to 0.27%, June 2, 2011 (SEG) (SEGSF)			5,206,000	5,201,284
U.S. Treasury Bills with effective yields ranging from
0.20% to 0.24%, August 25, 2011 (SEG) (SEGSF)			589,000	588,185
U.S. Treasury Bills with effective yields ranging from

0.16% to 0.31%, March 10, 2011 (SEG) (SEGSF)	6,442,000	6,440,519

Total short-term investments (cost $32,713,430)		$32,683,086

TOTAL INVESTMENTS

Total investments (cost $247,796,105) (b)		$252,845,103

FORWARD CURRENCY CONTRACTS at 1/31/11 (aggregate face value $160,432,876) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Australian Dollar	Buy	2/16/11	$254,197	$259,324	$(5,127)
	Brazilian Real	Buy	2/16/11	350,003	349,564	439
	British Pound	Buy	2/16/11	629,198	627,696	1,502
	Canadian Dollar	Buy	2/16/11	257,425	257,208	217
	Chilean Peso	Buy	2/16/11	306,841	306,700	141
	Czech Koruna	Buy	2/16/11	738,034	714,818	23,216
	Euro	Buy	2/16/11	3,025,391	2,977,784	47,607
	Japanese Yen	Buy	2/16/11	1,235,862	1,243,991	(8,129)
	Mexican Peso	Buy	2/16/11	182,400	180,338	2,062
	Norwegian Krone	Buy	2/16/11	1,273,924	1,256,124	17,800
	Singapore Dollar	Sell	2/16/11	585,347	579,209	(6,138)
	South Korean Won	Buy	2/16/11	1,026,673	1,026,208	465
	Swedish Krona	Buy	2/16/11	851,860	820,861	30,999
	Swiss Franc	Sell	2/16/11	687,628	684,605	(3,023)
	Taiwan Dollar	Buy	2/16/11	255,829	253,776	2,053
	Turkish Lira (New)	Sell	2/16/11	381,422	382,496	1,074

Barclays Bank PLC
	Australian Dollar	Buy	2/16/11	110,122	112,314	(2,192)
	Brazilian Real	Buy	2/16/11	338,996	337,583	1,413
	British Pound	Sell	2/16/11	605,005	599,697	(5,308)
	Canadian Dollar	Sell	2/16/11	4,748,881	4,782,496	33,615
	Chilean Peso	Sell	2/16/11	11,263	10,910	(353)
	Czech Koruna	Buy	2/16/11	350,402	349,171	1,231
	Euro	Buy	2/16/11	25,467	24,902	565
	Hungarian Forint	Sell	2/16/11	448,467	429,516	(18,951)
	Indian Rupee	Buy	2/17/11	265,727	267,932	(2,205)
	Japanese Yen	Buy	2/16/11	773,000	759,951	13,049
	Mexican Peso	Buy	2/16/11	417,651	417,926	(275)
	New Zealand Dollar	Sell	2/16/11	177,306	177,581	275
	Norwegian Krone	Buy	2/16/11	457,585	455,451	2,134
	Philippines Peso	Buy	2/16/11	271,020	271,371	(351)
	Polish Zloty	Buy	2/16/11	385,906	376,584	9,322
	Singapore Dollar	Sell	2/16/11	112,131	111,105	(1,026)
	South Korean Won	Buy	2/16/11	930,585	930,811	(226)
	Swedish Krona	Buy	2/16/11	373,690	358,597	15,093
	Swiss Franc	Sell	2/16/11	847,347	833,290	(14,057)
	Taiwan Dollar	Buy	2/16/11	293,710	292,703	1,007
	Thai Baht	Buy	2/16/11	265,437	264,697	740
	Turkish Lira (New)	Sell	2/16/11	42,926	43,675	749

Citibank, N.A.
	Australian Dollar	Buy	2/16/11	925,386	943,285	(17,899)
	Brazilian Real	Buy	2/16/11	174,074	173,421	653
	British Pound	Buy	2/16/11	3,201,910	3,094,882	107,028
	Canadian Dollar	Buy	2/16/11	787,852	796,225	(8,373)
	Chilean Peso	Sell	2/16/11	108,820	106,822	(1,998)
	Czech Koruna	Buy	2/16/11	216,093	204,352	11,741
	Danish Krone	Buy	2/16/11	698,820	672,970	25,850
	Euro	Buy	2/16/11	3,099,876	3,050,649	49,227
	Hungarian Forint	Sell	2/16/11	14,552	13,957	(595)
	Japanese Yen	Buy	2/16/11	158,091	159,060	(969)
	Mexican Peso	Buy	2/16/11	658,405	656,156	2,249
	New Zealand Dollar	Buy	2/16/11	6,476	6,386	90
	Norwegian Krone	Buy	2/16/11	413,238	410,050	3,188
	Polish Zloty	Buy	2/16/11	628,694	618,403	10,291
	Singapore Dollar	Sell	2/16/11	393,592	390,627	(2,965)
	South African Rand	Sell	2/16/11	1,000	1,048	48
	South Korean Won	Buy	2/16/11	844,676	842,068	2,608
	Swedish Krona	Buy	2/16/11	48,728	48,871	(143)
	Swiss Franc	Buy	2/16/11	851,693	861,557	(9,864)
	Taiwan Dollar	Buy	2/16/11	21,447	21,348	99
	Turkish Lira (New)	Buy	2/16/11	121,936	126,853	(4,917)

Credit Suisse AG
	Australian Dollar	Buy	2/16/11	564,153	575,436	(11,283)
	Brazilian Real	Buy	2/16/11	323,982	322,573	1,409
	British Pound	Buy	2/16/11	389,824	381,844	7,980
	Canadian Dollar	Sell	2/16/11	42,139	42,087	(52)
	Czech Koruna	Buy	2/16/11	649,587	647,450	2,137
	Euro	Sell	2/16/11	4,510,839	4,460,528	(50,311)
	Indian Rupee	Buy	2/17/11	268,104	268,039	65
	Japanese Yen	Buy	2/16/11	18,813,450	18,923,027	(109,577)
	Malaysian Ringgit	Buy	2/16/11	429,351	428,116	1,235
	Norwegian Krone	Sell	2/16/11	75,480	74,277	(1,203)
	Polish Zloty	Buy	2/16/11	330,697	327,977	2,720
	South African Rand	Buy	2/16/11	78,235	83,716	(5,481)
	South Korean Won	Buy	2/16/11	849,676	850,336	(660)
	Swedish Krona	Buy	2/16/11	28,099	26,963	1,136
	Swiss Franc	Sell	2/16/11	1,302,763	1,317,838	15,075
	Taiwan Dollar	Sell	2/16/11	7,807	7,778	(29)
	Turkish Lira (New)	Sell	2/16/11	205,237	205,296	59

Deutsche Bank AG
	Australian Dollar	Buy	2/16/11	1,226,082	1,226,250	(168)

Brazilian Real	Buy	2/16/11	164,025	163,819	206
Canadian Dollar	Sell	2/16/11	1,746,056	1,762,329	16,273
Chilean Peso	Buy	2/16/11	114,430	114,349	81
Czech Koruna	Buy	2/16/11	500,713	496,884	3,829
Euro	Buy	2/16/11	338,330	335,604	2,726
Hungarian Forint	Sell	2/16/11	343,149	342,500	(649)
Malaysian Ringgit	Buy	2/16/11	950,538	947,807	2,731
Mexican Peso	Buy	2/16/11	213,905	212,213	1,692
New Zealand Dollar	Sell	2/16/11	207,140	204,548	(2,592)
Norwegian Krone	Buy	2/16/11	1,596,496	1,580,257	16,239
Philippines Peso	Buy	2/16/11	268,735	267,752	983
Polish Zloty	Buy	2/16/11	1,179,983	1,155,574	24,409
Singapore Dollar	Sell	2/16/11	392,341	388,920	(3,421)
South Korean Won	Buy	2/16/11	560,661	562,112	(1,451)
Swedish Krona	Buy	2/16/11	648,033	623,734	24,299
Swiss Franc	Sell	2/16/11	935,526	919,987	(15,539)
Taiwan Dollar	Buy	2/16/11	5,960	5,916	44
Turkish Lira (New)	Buy	2/16/11	261,850	270,766	(8,916)

Goldman Sachs International
Australian Dollar	Buy	2/16/11	1,187,350	1,210,280	(22,930)
British Pound	Buy	2/16/11	402,642	399,012	3,630
Canadian Dollar	Buy	2/16/11	341,303	344,405	(3,102)
Chilean Peso	Sell	2/16/11	8,638	8,510	(128)
Euro	Buy	2/16/11	751,145	745,536	5,609
Hungarian Forint	Sell	2/16/11	556,749	552,349	(4,400)
Japanese Yen	Buy	2/16/11	2,084,559	2,096,714	(12,155)
Norwegian Krone	Buy	2/16/11	34,160	33,877	283
Polish Zloty	Buy	2/16/11	165,210	161,319	3,891
South African Rand	Buy	2/16/11	39,000	40,442	(1,442)
Swedish Krona	Buy	2/16/11	373,380	358,268	15,112
Swiss Franc	Sell	2/16/11	914,859	891,570	(23,289)

HSBC Bank USA, National Association
Australian Dollar	Buy	2/16/11	1,895,499	1,872,462	23,037
British Pound	Sell	2/16/11	3,408,791	3,328,244	(80,547)
Euro	Buy	2/16/11	543,026	542,890	136
Japanese Yen	Buy	2/16/11	1,431,251	1,440,330	(9,079)
Norwegian Krone	Sell	2/16/11	358,080	355,054	(3,026)
Philippines Peso	Buy	2/16/11	268,735	267,813	922
Singapore Dollar	Sell	2/16/11	376,088	372,529	(3,559)
South Korean Won	Buy	2/16/11	778,015	778,842	(827)
Swiss Franc	Sell	2/16/11	836,325	845,948	9,623
Taiwan Dollar	Buy	2/16/11	10,987	10,997	(10)

JPMorgan Chase Bank, N.A.
Australian Dollar	Buy	2/16/11	716,293	722,270	(5,977)
Brazilian Real	Buy	2/16/11	555,782	552,740	3,042
British Pound	Sell	2/16/11	481,953	475,023	(6,930)
Canadian Dollar	Sell	2/16/11	156,642	157,742	1,100
Chilean Peso	Buy	2/16/11	303,779	303,500	279
Czech Koruna	Buy	2/16/11	594,390	580,113	14,277
Euro	Buy	2/16/11	2,218,109	2,200,548	17,561
Hungarian Forint	Sell	2/16/11	56,692	54,361	(2,331)
Japanese Yen	Buy	2/16/11	1,036,399	1,042,474	(6,075)
Malaysian Ringgit	Buy	2/16/11	344,825	343,331	1,494
Mexican Peso	Buy	2/16/11	328,039	327,958	81
New Zealand Dollar	Sell	2/16/11	181,700	179,196	(2,504)
Norwegian Krone	Buy	2/16/11	69,063	68,469	594
Peruvian New Sol	Sell	2/16/11	332,455	328,038	(4,417)
Polish Zloty	Buy	2/16/11	200,937	195,890	5,047
Singapore Dollar	Sell	2/16/11	290,681	288,004	(2,677)
South African Rand	Sell	2/16/11	116,151	116,160	9
South Korean Won	Buy	2/16/11	2,164,380	2,158,431	5,949
Swedish Krona	Buy	2/16/11	283,069	272,430	10,639
Swiss Franc	Sell	2/16/11	904,579	914,491	9,912
Taiwan Dollar	Sell	2/16/11	195,806	195,034	(772)
Thai Baht	Buy	2/16/11	270,609	271,564	(955)
Turkish Lira (New)	Buy	2/16/11	19,535	20,244	(709)

Royal Bank of Scotland PLC (The)
Australian Dollar	Buy	2/16/11	1,940,383	1,932,792	7,591
Brazilian Real	Buy	2/16/11	540,169	538,080	2,089
British Pound	Sell	2/16/11	129,301	129,022	(279)
Canadian Dollar	Sell	2/16/11	3,416,422	3,449,687	33,265
Czech Koruna	Buy	2/16/11	557,138	544,405	12,733
Euro	Sell	2/16/11	705,687	689,966	(15,721)
Hungarian Forint	Sell	2/16/11	577,321	564,406	(12,915)
Japanese Yen	Sell	2/16/11	1,230,802	1,228,260	(2,542)
Malaysian Ringgit	Buy	2/16/11	429,351	428,018	1,333
Norwegian Krone	Buy	2/16/11	1,332,108	1,309,730	22,378
Polish Zloty	Buy	2/16/11	485,053	478,695	6,358
Singapore Dollar	Sell	2/16/11	427,348	423,460	(3,888)
South African Rand	Sell	2/16/11	72,469	73,528	1,059
South Korean Won	Buy	2/16/11	854,403	858,495	(4,092)
Swedish Krona	Buy	2/16/11	552,949	554,598	(1,649)
Swiss Franc	Buy	2/16/11	203,279	204,159	(880)
Taiwan Dollar	Sell	2/16/11	193,911	193,986	75
Turkish Lira (New)	Buy	2/16/11	103,645	104,829	(1,184)

State Street Bank and Trust Co.

	Australian Dollar	Sell	2/16/11	73,780	73,747	(33)
	Brazilian Real	Buy	2/16/11	538,554	535,611	2,943
	British Pound	Sell	2/16/11	360,343	355,823	(4,520)
	Canadian Dollar	Sell	2/16/11	398,519	402,653	4,134
	Euro	Buy	2/16/11	4,672,679	4,584,672	88,007
	Hungarian Forint	Sell	2/16/11	660,645	653,324	(7,321)
	Japanese Yen	Sell	2/16/11	168,540	168,015	(525)
	Malaysian Ringgit	Buy	2/16/11	448,018	446,337	1,681
	Mexican Peso	Buy	2/16/11	215,435	213,724	1,711
	Norwegian Krone	Sell	2/16/11	9,323	9,324	1
	Philippines Peso	Buy	2/16/11	268,735	267,873	862
	Polish Zloty	Buy	2/16/11	825,143	814,631	10,512
	Swedish Krona	Buy	2/16/11	625,018	626,850	(1,832)
	Swiss Franc	Sell	2/16/11	1,562,955	1,564,830	1,875
	Taiwan Dollar	Sell	2/16/11	199,540	198,190	(1,350)
	Thai Baht	Buy	2/16/11	270,613	271,479	(866)

UBS AG
	Australian Dollar	Buy	2/16/11	1,544,301	1,568,914	(24,613)
	British Pound	Sell	2/16/11	950,767	940,065	(10,702)
	Canadian Dollar	Buy	2/16/11	67,502	67,972	(470)
	Czech Koruna	Buy	2/16/11	292,998	292,237	761
	Euro	Sell	2/16/11	652,288	652,982	694
	Hungarian Forint	Sell	2/16/11	547,329	534,080	(13,249)
	Indian Rupee	Buy	2/17/11	265,727	267,815	(2,088)
	Japanese Yen	Buy	2/16/11	1,550,995	1,535,737	15,258
	Mexican Peso	Buy	2/16/11	641,172	637,937	3,235
	Norwegian Krone	Buy	2/16/11	666,573	661,180	5,393
	Polish Zloty	Buy	2/16/11	1,095,239	1,101,836	(6,597)
	South African Rand	Buy	2/16/11	520,624	556,774	(36,150)
	Swedish Krona	Buy	2/16/11	210,550	202,732	7,818
	Swiss Franc	Sell	2/16/11	989,791	973,340	(16,451)
	Thai Baht	Buy	2/16/11	633,869	641,804	(7,935)

Westpac Banking Corp.
	Australian Dollar	Buy	2/16/11	1,767,135	1,778,927	(11,792)
	British Pound	Sell	2/16/11	113,118	112,518	(600)
	Canadian Dollar	Sell	2/16/11	4,393,399	4,439,850	46,451
	Euro	Buy	2/16/11	9,331,885	9,135,037	196,848
	Japanese Yen	Buy	2/16/11	841,778	847,034	(5,256)
	New Zealand Dollar	Sell	2/16/11	303,656	302,807	(849)
	Norwegian Krone	Buy	2/16/11	84,716	84,089	627
	Swedish Krona	Buy	2/16/11	1,090,367	1,050,728	39,639
	Swiss Franc	Sell	2/16/11	874,903	875,323	420

Total						$472,540

FUTURES CONTRACTS OUTSTANDING at 1/31/11 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury Bond 10 yr (Short)	3	$282,645	Mar-11	$(1,361)
Canadian Government Bond 10 yr (Long)	29	3,512,325	Mar-11	12,265
Euro-Bobl 5 yr (Short)	53	8,478,895	Mar-11	176,914
Euro-Bund 10 yr (Long)	76	12,878,636	Mar-11	(22,730)
Euro-Schatz 2 yr (Short)	90	13,320,298	Mar-11	29,673
Japanese Government Bond 10 yr (Long)	7	11,950,741	Mar-11	46,783
Japanese Government Bond 10 yr Mini (Long)	33	5,633,116	Mar-11	(24,303)
U.K. Gilt 10 yr (Long)	121	22,749,157	Mar-11	(50,700)
U.S. Treasury Bond 30 yr (Long)	374	46,060,438	Mar-11	(1,643,297)
U.S. Treasury Bond 20 yr (Short)	29	3,498,125	Mar-11	21,664
U.S. Treasury Note 10 yr (Long)	24	2,899,125	Mar-11	33,720
U.S. Treasury Note 5 yr (Short)	12	1,420,969	Mar-11	15,329

Total				$(1,406,043)

WRITTEN OPTIONS OUTSTANDING at 1/31/11 (premiums received $12,608,106) (Unaudited)

		Contract	Expiration date/
		amount	strike price	Value

Option on an interest rate swap with Bank of America, N.A.
for the obligation to pay a fixed rate of 4.475% versus the
three month USD-LIBOR-BBA maturing August 19, 2021.		$4,890,000	Aug-11/4.475	$351,053
Option on an interest rate swap with Bank of America, N.A.
for the obligation to pay a fixed rate of 4.55% versus the
three month USD-LIBOR-BBA maturing August 17, 2021.		4,486,000	Aug-11/4.55	346,319
Option on an interest rate swap with Bank of America, N.A.
for the obligation to pay a fixed rate of 4.70% versus the
three month USD-LIBOR-BBA maturing August 8, 2021.		6,125,000	Aug-11/4.70	542,859
Option on an interest rate swap with Bank of America, N.A.
for the obligation to pay a fixed rate of 4.765% versus the
three month USD-LIBOR-BBA maturing August 16, 2021.		5,651,000	Aug-11/4.765	525,486
Option on an interest rate swap with Bank of America, N.A.
for the obligation to receive a fixed rate of 4.475% versus
the three month USD-LIBOR-BBA maturing August 19, 2021.		4,890,000	Aug-11/4.475	50,563
Option on an interest rate swap with Bank of America, N.A.
for the obligation to receive a fixed rate of 4.55% versus
the three month USD-LIBOR-BBA maturing August 17, 2021.		4,486,000	Aug-11/4.55	40,733
Option on an interest rate swap with Bank of America, N.A.
for the obligation to receive a fixed rate of 4.70% versus
the three month USD-LIBOR-BBA maturing August 8, 2021.		6,125,000	Aug-11/4.70	39,996
Option on an interest rate swap with Bank of America, N.A.
for the obligation to receive a fixed rate of 4.765% versus
the three month USD-LIBOR-BBA maturing August 16, 2021.		5,651,000	Aug-11/4.765	35,940
Option on an interest rate swap with Barclays Bank PLC for
the obligation to pay a fixed rate of 5.36% versus the
three month USD-LIBOR-BBA maturing February 13, 2025.		1,011,340	Feb-15/5.36	78,986
Option on an interest rate swap with Barclays Bank PLC for
the obligation to receive a fixed rate of 4.7375% versus
the three month USD-LIBOR-BBA maturing March 9, 2021.		8,134,000	Mar-11/4.7375	163
Option on an interest rate swap with Barclays Bank PLC for
the obligation to receive a fixed rate of 5.36% versus the
three month USD-LIBOR-BBA maturing February 13, 2025.		1,011,340	Feb-15/5.36	57,646
Option on an interest rate swap with Citibank, N.A. for the
obligation to pay a fixed rate of 4.49% versus the three
month USD-LIBOR-BBA maturing August 17, 2021.		8,972,000	Aug-11/4.49	654,418
Option on an interest rate swap with Citibank, N.A. for the
obligation to pay a fixed rate of 4.52% versus the three
month USD-LIBOR-BBA maturing July 26, 2021.		6,909,000	Jul-11/4.52	525,084
Option on an interest rate swap with Citibank, N.A. for the
obligation to pay a fixed rate of 4.5475% versus the three
month USD-LIBOR-BBA maturing July 26, 2021.		3,454,500	Jul-11/4.5475	269,451
Option on an interest rate swap with Citibank, N.A. for the
obligation to receive a fixed rate of 4.49% versus the
three month USD-LIBOR-BBA maturing August 17, 2021.		8,972,000	Aug-11/4.49	62,804
Option on an interest rate swap with Citibank, N.A. for the
obligation to receive a fixed rate of 4.52% versus the
three month USD-LIBOR-BBA maturing July 26, 2021.		6,909,000	Jul-11/4.52	52,232
Option on an interest rate swap with Citibank, N.A. for the
obligation to receive a fixed rate of 4.5475% versus the
three month USD-LIBOR-BBA maturing July 26, 2021.		3,454,500	Jul-11/4.5475	24,182
Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate of
0.578% versus the six month CHF-LIBOR-BBA maturing
December 24, 2013.	CHF	5,730,000	Dec-11/0.578	1,888
Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate of
0.602% versus the six month CHF-LIBOR-BBA maturing
December 22, 2013.	CHF	5,730,000	Dec-11/0.602	2,242
Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate of
0.70175% versus the six month CHF-LIBOR-BBA maturing
January 23, 2014.	CHF	5,730,000	Jan-12/0.70175	4,183
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.04%
versus the three month USD-LIBOR-BBA maturing
September 11, 2025.		$4,482,500	Sep-15/4.04	151,643
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.375%
versus the three month USD-LIBOR-BBA maturing
August 10, 2045.		5,252,000	Aug-15/4.375	393,060
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.46%
versus the three month USD-LIBOR-BBA maturing
August 7, 2045.		5,252,000	Aug-15/4.46	415,906
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.46%
versus the three month USD-LIBOR-BBA maturing July 26, 2021.		7,367,000	Jul-11/4.46	528,298
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.525%
versus the three month USD-LIBOR-BBA maturing July 26, 2021.		7,367,000	Jul-11/4.525	562,963
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.745%
versus the three month USD-LIBOR-BBA maturing July 27, 2021.		11,050,500	Jul-11/4.745	1,026,425
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of
4.8675% versus the three month USD-LIBOR-BBA maturing

April 12, 2022.		599,600	Apr-12/4.8675	51,118
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 5.27%
versus the three month USD-LIBOR-BBA maturing
February 12, 2025.		2,765,900	Feb-15/5.27	205,479
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 5.51%
versus the three month USD-LIBOR-BBA maturing May 14, 2022.		3,954,500	May-12/5.51	500,935
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
3.89% versus the three month USD-LIBOR-BBA maturing
April 28, 2021.		3,528,113	Apr-11/3.89	33,927
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
4.04% versus the three month USD-LIBOR-BBA maturing
September 11, 2025.		4,482,500	Sep-15/4.04	508,450
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
4.375% versus the three month USD-LIBOR-BBA maturing
August 10, 2045.		5,252,000	Aug-15/4.375	889,268
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
4.46% versus the three month USD-LIBOR-BBA maturing
August 7, 2045.		5,252,000	Aug-15/4.46	849,668
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
4.46% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.		7,367,000	Jul-11/4.46	61,514
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
4.525% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.		7,367,000	Jul-11/4.525	55,179
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
4.665% versus the three month USD-LIBOR-BBA maturing
March 8, 2021.		8,134,000	Mar-11/4.665	163
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
4.745% versus the three month USD-LIBOR-BBA maturing
July 27, 2021.		11,050,500	Jul-11/4.745	58,949
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
4.8675% versus the three month USD-LIBOR-BBA maturing
April 12, 2022.		599,600	Apr-12/4.8675	12,125
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
5.27% versus the three month USD-LIBOR-BBA maturing
February 12, 2025.		2,765,900	Feb-15/5.27	165,152
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
5.51% versus the three month USD-LIBOR-BBA maturing
May 14, 2022.		3,954,500	May-12/5.51	48,242
Option on an interest rate swap with UBS AG for the
obligation to pay a fixed rate of 0.722% versus the six
month CHF-LIBOR-BBA maturing January 23, 2014.	CHF	5,730,000	Jan-12/0.722	10,930

Total				$10,195,622

TBA SALE COMMITMENTS OUTSTANDING at 1/31/11 (proceeds receivable $13,046,719) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Government National Mortgage Association, 4s, February 1, 2041	$13,000,000	2/17/11	$13,034,531

Total			$13,034,531

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/11 (Unaudited)

		Upfront			Payments	Payments	Unrealized
Swap counterparty /		premium		Termination	made by	received by	appreciation/
Notional amount		received (paid)		date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
GBP	880,000	(E)	$--	12/7/30	6 month GBP-LIBOR-BBA	4.93%	$2,609

GBP	550,000		--	12/8/20	3.685%	6 month GBP-LIBOR-BBA	5,543

GBP	870,000	(E)	--	12/8/30	6 month GBP-LIBOR-BBA	4.9675%	5,353

GBP	1,273,000		--	12/9/20	3.63%	6 month GBP-LIBOR-BBA	22,605

GBP	2,000,000	(E)	--	12/9/30	6 month GBP-LIBOR-BBA	4.85643%	(6,538)

AUD	1,160,000		--	12/21/20	6.0975%	6 month AUD-BBR-BBSW	(8,966)

AUD	2,080,000		--	9/17/15	6 month AUD-BBR-BBSW	5.38%	(21,283)

AUD	1,040,000		--	9/17/20	5.5725%	6 month AUD-BBR-BBSW	29,431

AUD	1,040,000		--	9/22/20	5.685%	6 month AUD-BBR-BBSW	21,546

AUD	2,080,000		--	9/22/15	6 month AUD-BBR-BBSW	5.56%	(6,952)

AUD	2,920,000		--	9/29/15	6 month AUD-BBR-BBSW	5.5275%	(14,818)

AUD	1,660,000		--	9/29/20	5.63%	6 month AUD-BBR-BBSW	41,885

GBP	2,300,000		--	6/15/15	2.59%	6 month GBP-LIBOR-BBA	15,500

	$27,326,100		16,349	7/23/15	1.90%	3 month USD-LIBOR-BBA	79,415

GBP	5,080,000		--	1/21/13	1.815%	6 month GBP-LIBOR-BBA	(13,278)

Barclays Bank PLC
AUD	1,070,000	(E)	--	2/4/20	6 month AUD-BBR-BBSW	6.8%	15,847

AUD	1,210,000		--	10/1/15	6 month AUD-BBR-BBSW	5.43%	(10,933)

	$5,043,100	(E)	--	3/9/21	4.2375%	3 month USD-LIBOR-BBA	(312,218)

AUD	2,060,000		--	5/24/15	5.505%	6 month AUD-BBR-BBSW	10,667

AUD	1,340,000		--	7/27/15	5.435%	6 month AUD-BBR-BBSW	11,469

	$4,043,600		(45,657)	10/28/30	3.38%	3 month USD-LIBOR-BBA	360,145

	5,223,500		(3,879)	10/28/12	0.52%	3 month USD-LIBOR-BBA	3,907

	7,620,700		--	8/9/15	3 month USD-LIBOR-BBA	1.77%	(11,582)

AUD	2,060,000		--	8/26/15	6 month AUD-BBR-BBSW	5.025%	(50,486)

	$1,640,000		--	8/27/15	3 month USD-LIBOR-BBA	1.6275%	(16,690)

	9,095,600		--	9/7/15	3 month USD-LIBOR-BBA	1.6525%	(92,612)

GBP	2,880,000		--	1/18/21	3.7875%	6 month GBP-LIBOR-BBA	7,178

GBP	2,030,000		--	1/25/13	1.61625%	6 month GBP-LIBOR-BBA	7,860

GBP	5,080,000		--	1/25/13	1.61%	6 month GBP-LIBOR-BBA	20,656

GBP	1,170,000		--	1/25/21	6 month GBP-LIBOR-BBA	3.72%	(14,880)

	$2,370,100		352	1/28/21	3.41%	3 month USD-LIBOR-BBA	12,344

	4,264,800		(2,276)	1/28/41	3 month USD-LIBOR-BBA	4.21%	(70,141)

EUR	8,973,000		--	11/5/20	2.708%	6 month EUR-EURIBOR-REUTERS	709,468

	$1,111,164		--	11/8/25	3.2175%	3 month USD-LIBOR-BBA	88,678

	2,811,415		--	11/8/15	3 month USD-LIBOR-BBA	1.315%	(93,796)

	48,353		--	11/8/25	3.215%	3 month USD-LIBOR-BBA	3,873

	82,801		--	11/8/15	3 month USD-LIBOR-BBA	1.30%	(2,822)

	13,530,800		--	11/9/20	2.68%	3 month USD-LIBOR-BBA	804,028

	9,599,800		--	11/9/15	3 month USD-LIBOR-BBA	1.355%	(302,010)

	12,236,800		--	11/10/15	3 month USD-LIBOR-BBA	1.40%	(359,744)

AUD	2,340,000		--	12/8/20	6 month AUD-BBR-BBSW	5.93%	(11,210)

AUD	2,340,000		--	12/22/15	5.895%	6 month AUD-BBR-BBSW	(19,580)

Citibank, N.A.
GBP	15,160,000		--	7/1/12	6 month GBP-LIBOR-BBA	1.43%	(3,259)

GBP	12,120,000		--	7/1/15	2.45%	6 month GBP-LIBOR-BBA	224,372

GBP	3,600,000		--	7/1/20	6 month GBP-LIBOR-BBA	3.3675%	(171,383)

	$6,014,300		--	11/8/15	3 month USD-LIBOR-BBA	1.305%	(203,558)

	8,976,100		--	11/8/20	2.635%	3 month USD-LIBOR-BBA	568,360

SEK	8,270,000		--	11/23/20	3.25%	3 month SEK-STIBOR-SIDE	47,715

$2,600,000			--	12/14/20	3.3975%	3 month USD-LIBOR-BBA	1,807

	3,317,900		--	1/14/41	3 month USD-LIBOR-BBA	4.240625%	(30,123)

	18,239,700		491	1/26/13	0.84%	3 month USD-LIBOR-BBA	(18,591)

	9,186,900		28,278	1/28/16	3 month USD-LIBOR-BBA	2.17%	23,381

	6,646,800		(39,374)	1/28/21	3.41%	3 month USD-LIBOR-BBA	(5,743)

	4,015,600		43,124	1/28/41	3 month USD-LIBOR-BBA	4.21%	(20,776)

Credit Suisse International
CHF	2,090,000		--	12/14/20	2.1075%	6 month CHF-LIBOR-BBA	15,196

CHF	7,640,000		--	1/28/13	0.675%	6 month CHF-LIBOR-BBA	(321)

	$4,154,800		(36,245)	2/1/41	4.29%	3 month USD-LIBOR-BBA	(25,859)

	4,417,800		(17,917)	2/1/21	3.47%	3 month USD-LIBOR-BBA	(16,636)

CHF	2,100,000		--	7/28/15	1.27%	6 month CHF-LIBOR-BBA	(1,669)

MXN	16,310,000		--	7/21/20	1 month MXN-TIIE-BANXICO	6.895%	(64,681)

$48,033,800			(13,205)	11/3/12	0.50%	3 month USD-LIBOR-BBA	122,377

	6,014,300		--	11/8/15	3 month USD-LIBOR-BBA	1.31125%	(201,727)

	8,976,100		--	11/8/20	2.63375%	3 month USD-LIBOR-BBA	569,373

CHF	7,640,000		--	5/20/12	0.62833%	6 month CHF-LIBOR-BBA	(55,343)

$56,851,000			(25,681)	12/16/13	2.23%	3 month USD-LIBOR-BBA	(1,816,679)

GBP	3,710,000		--	7/9/15	2.425%	6 month GBP-LIBOR-BBA	78,389

GBP	2,060,000		--	7/9/20	6 month GBP-LIBOR-BBA	3.3725%	(98,799)

CHF	8,430,000		--	11/17/11	2.5125%	6 month CHF-LIBOR-BBA	(198,118)

Deutsche Bank AG
$45,107,800			(1,279)	11/3/12	0.50%	3 month USD-LIBOR-BBA	128,330

	14,800,100		--	11/5/20	3 month USD-LIBOR-BBA	2.6675%	(888,844)

	609,623		--	11/8/25	3.224%	3 month USD-LIBOR-BBA	48,063

	55,681,600		130,440	7/27/20	3 month USD-LIBOR-BBA	2.94%	(1,951,252)

MXN	16,310,000		--	7/17/20	1 month MXN-TIIE-BANXICO	6.95%	(59,055)

	$5,753,100		1,308	12/31/20	3 month USD-LIBOR-BBA	3.55%	64,809

	3,000,000		--	12/31/40	3 month USD-LIBOR-BBA	4.1342%	(75,747)

	29,163,900		(2,326)	1/5/13	0.79%	3 month USD-LIBOR-BBA	(26,049)

	41,540,600		--	1/14/13	0.85625%	3 month USD-LIBOR-BBA	(76,965)

	25,129,700		(14,844)	1/27/16	2.23%	3 month USD-LIBOR-BBA	(76,299)

EUR	8,570,000		--	12/23/20	3.325%	6 month EUR-EURIBOR-REUTERS	98,152

Goldman Sachs International
AUD	510,000	(E)	--	2/23/20	6 month AUD-BBR-BBSW	6.6925%	5,636

AUD	1,560,000	(E)	--	2/23/20	6 month AUD-BBR-BBSW	6.7%	17,627

SEK	5,800,000		--	12/10/20	3.5775%	3 month SEK-STIBOR-SIDE	10,345

CHF	8,740,000		--	12/15/12	0.538%	6 month CHF-LIBOR-BBA	12,136

$23,330,800			--	7/23/14	3 month USD-LIBOR-BBA	1.5475%	49,777

	5,713,300		--	7/23/40	3.7125%	3 month USD-LIBOR-BBA	572,733

	38,807,000		(4,320)	10/1/12	0.59%	3 month USD-LIBOR-BBA	(32,306)

	7,962,800		--	8/12/15	3 month USD-LIBOR-BBA	1.665%	(54,596)

	2,210,000		--	8/12/40	3.68%	3 month USD-LIBOR-BBA	199,070

AUD	2,080,000		--	9/20/15	6 month AUD-BBR-BBSW	5.39%	(20,681)

AUD	1,040,000		--	9/20/20	5.5775%	6 month AUD-BBR-BBSW	29,185

AUD	970,000	(E)	--	2/5/20	6 month AUD-BBR-BBSW	6.71%	11,405

GBP	1,510,000		--	1/21/21	3.81%	6 month GBP-LIBOR-BBA	(142)

	$5,429,300		(4,162)	1/27/41	4.29%	3 month USD-LIBOR-BBA	6,456

JPMorgan Chase Bank, N.A.
JPY	901,000,000		--	2/19/15	6 month JPY-LIBOR-BBA	0.705%	83,387

JPY	149,300,000		--	2/19/20	6 month JPY-LIBOR-BBA	1.3975%	48,438

AUD	2,060,000		--	3/1/15	5.6%	6 month AUD-BBR-BBSW	(6,810)

AUD	1,545,000		--	3/2/15	5.6515%	6 month AUD-BBR-BBSW	(7,728)

JPY	358,000,000		--	12/7/20	1.25%	6 month JPY-LIBOR-BBA	(8,756)

	$7,912,000	(E)	--	2/9/21	3.56%	3 month USD-LIBOR-BBA	(51,903)

	5,043,100	(E)	--	3/8/21	4.165%	3 month USD-LIBOR-BBA	(281,102)

	2,388,700		109,164	10/14/20	4.02%	3 month USD-LIBOR-BBA	(39,884)

GBP	1,173,000		--	12/23/20	6 month GBP-LIBOR-BBA	3.6245%	(24,238)

MXN	2,330,000		--	7/16/20	1 month MXN-TIIE-BANXICO	6.99%	(7,883)

AUD	1,520,000		--	6/26/19	6 month AUD-BBR-BBSW	6.05%	10,674

JPY	369,130,000		--	5/25/15	0.674375%	6 month JPY-LIBOR-BBA	(22,893)

EUR	17,270,000		--	5/31/15	6 month EUR-EURIBOR-REUTERS	2.0975%	(302,191)

EUR	7,130,000		--	5/31/20	6 month EUR-EURIBOR-REUTERS	2.949%	(187,497)

AUD	1,545,000		--	6/11/15	5.545%	6 month AUD-BBR-BBSW	5,820

AUD	2,020,000		--	9/3/15	5.075%	6 month AUD-BBR-BBSW	45,590

	$2,900,000		--	10/28/20	3 month USD-LIBOR-BBA	2.72175%	(155,535)

	23,990,700		--	11/5/15	3 month USD-LIBOR-BBA	1.42%	(669,742)

	2,661,042		--	11/8/15	3 month USD-LIBOR-BBA	1.31%	(89,422)

JPY	140,000,000		--	1/24/21	6 month JPY-LIBOR-BBA	1.3025%	8,052

	$194,400		(51)	1/27/13	3 month USD-LIBOR-BBA	0.84%	150

	34,965,400		6,022	1/31/15	1.79%	3 month USD-LIBOR-BBA	(62,554)

	1,063,300		(751)	1/31/21	3.51%	3 month USD-LIBOR-BBA	(4,706)

	1,692,700		(825)	1/31/16	3 month USD-LIBOR-BBA	2.24%	3,904

	991,100		(2,050)	1/31/26	4.00%	3 month USD-LIBOR-BBA	(5,304)

	19,695,500		(36,423)	1/31/41	4.33%	3 month USD-LIBOR-BBA	(135,527)

	10,000,000		--	2/2/21	3 month USD-LIBOR-BBA	3.45%	--

JPY	368,110,000		--	9/16/15	6 month JPY-LIBOR-BBA	0.59125%	724

AUD	1,960,000		--	9/16/15	6 month AUD-BBR-BBSW	5.375%	(20,516)

AUD	1,000,000		--	9/16/20	5.549%	6 month AUD-BBR-BBSW	30,114

CAD	1,060,000		--	9/21/20	3.105%	3 month CAD-BA-CDOR	26,736

JPY	89,500,000	(E)	--	7/28/29	6 month JPY-LIBOR-BBA	2.67%	(906)

JPY	120,300,000	(E)	--	7/28/39	2.40%	6 month JPY-LIBOR-BBA	3,198

$18,320,400			--	11/12/40	3.895%	3 month USD-LIBOR-BBA	1,142,741

MXN	7,040,000		--	11/4/20	1 month MXN-TIIE-BANXICO	6.75%	(35,449)

	$7,000,000		--	11/22/20	3.066%	3 month USD-LIBOR-BBA	189,591

	20,135,200		--	11/23/15	3 month USD-LIBOR-BBA	1.777%	(252,826)

	6,971,200		--	11/23/40	3.9525%	3 month USD-LIBOR-BBA	372,939

	11,378,200		--	12/6/12	0.805%	3 month USD-LIBOR-BBA	(24,912)

	68,478,900	(144,602)		7/16/20	3 month USD-LIBOR-BBA	3.15%	(1,421,075)

UBS, AG
	4,305,200		--	12/9/40	4.1075%	3 month USD-LIBOR-BBA	121,838

Total							$(4,176,502)

(E) See Interest rate swap contracts note regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/11 (Unaudited)

				Fixed payments	Total return	Unrealized
Swap counterparty /			Termination	received (paid) by	received by	appreciation/
Notional amount			date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
		$1,940,930	1/12/39	5.50% (1 month	Synthetic TRS	$(6,550)
				USD-LIBOR)	Index 5.50% 30
					year Fannie Mae
					pools

Citibank, N.A.
	GBP	2,020,000	5/18/13	(3.38%)	GBP Non-revised	54,020
					UK Retail Price
					Index

Goldman Sachs International
		$1,010,000	7/28/11	(0.685%)	USA Non Revised	9,680
					Consumer Price
					Index- Urban
					(CPI-U)

		1,010,000	7/29/11	(0.76%)	USA Non Revised	8,918
					Consumer Price
					Index- Urban
					(CPI-U)

		1,010,000	7/30/11	(0.73%)	USA Non Revised	9,216
					Consumer Price
					Index- Urban
					(CPI-U)

JPMorgan Chase Bank, N.A.
	EUR	980,000	8/10/12	(1.435%)	Eurostat	14,690
					Eurozone HICP
					excluding tobacco

Total						$89,974

CREDIT DEFAULT CONTRACTS OUTSTANDING at 1/31/11 (Unaudited)

		Upfront			Fixed payments
		premium		Termi-	received
Swap counterparty /		received	Notional	nation	(paid) by fund	Unrealized
Referenced debt*	Rating***	(paid)**	amount	date	per annum	appreciation

Credit Suisse International
Bonos Y Oblig Del
Estado, 5 1/2%, 7/30/17	--	$(4,451)	$500,000	12/20/19	(100 bp)	$46,332

General Electric
Capital Corp., 5 5/8%,
9/15/17	Aa2	--	135,000	12/20/13	530 bp	18,160

Deutsche Bank AG
General Electric
Capital Corp., 6%,
6/15/12	Aa2	--	275,000	9/20/13	109 bp	2,679

Total						$67,171

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at January 31, 2011.

Key to holding's currency abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
PEN	Peruvian Neuvo Sol
SEK	Swedish Krona
USD / $	United States Dollar

Key to holding's abbreviations

EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds
FRN	Floating Rate Notes
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds
IO	Interest Only
MTN	Medium Term Notes
MTNB	Medium Term Notes Class B
MTNE	Medium Term Notes Class E
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2010 through January 31, 2011 (the reporting period).

(a) Percentages indicated are based on net assets of $219,184,296.

(b) The aggregate identified cost on a tax basis is $249,756,503, resulting in gross unrealized appreciation and depreciation of $7,672,913 and $4,584,313, respectively, or net unrealized appreciation of $3,088,600.

(SEG) These securities, in part or in entirety, were pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

(SEGSF) These securities, in part or in entirety, were pledged and segregated with the custodian for collateral on certain derivatives contracts at the close of the reporting period.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $14,302 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $35,403,749 and $72,748,890, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities' valuation inputs.

(i) Securities purchased with cash or securities received, that were pledged to the fund for collateral on certain derivatives contracts.

(R) Real Estate Investment Trust.

At the close of the reporting period, the fund maintained liquid assets totaling $153,365,147 to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on FRB and FRN are the current interest rates at the close of the reporting period.

The dates shown on debt obligations are the original maturity dates.

IFB are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at the close of the reporting period.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at the close of the reporting period (as a percentage of Portfolio Value):

United States	71.2%
Supra-Nation	5.9
Germany	5.5
Italy	4.6
Canada	2.6
United Kingdom	2.2
Netherlands	1.4
Argentina	1.3
Russia	1.0
Japan	0.6
Other	3.7

Total	100.0%

Security valuation: Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Futures contracts: The fund uses futures contracts to hedge interest rate risk and to gain exposure to interest rates.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” The fund had an average number of contracts of approximately 800 futures contracts for the reporting period.

Options contracts: The fund uses options contracts to hedge duration, convexity and prepayment risk and to gain exposure to interest rates and volatility.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. The fund had an average contract amount of approximately $98,100,000 on purchased options contracts for the reporting period. Outstanding contracts on written options contracts at the close of the reporting period are indicative of the volume of activity during the period.

Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk and to gain exposure on currency. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Outstanding contracts on forward currency contracts at the close of the reporting period are indicative of the volume of activity during the period.

Total return swap contracts: The fund enters into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to hedge sector exposure, to manage exposure to specific sectors or industries, to gain exposure to rates of inflation in specific regions/countries and to hedge inflation in specific regions/countries. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Outstanding notional on total return swap contracts at the close of the reporting period are indicative of the volume of activity during the period.

Interest rate swap contracts: The fund enters into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk and to gain exposure on interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. The fund had an average notional amount of approximately $1,081,320,000 on interest rate swap contracts for the reporting period.

Credit default contracts: The fund enters into credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract. Outstanding notional on credit default swap contracts at the close of the reporting period are indicative of the volume of activity during the period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $1,392,641 at the close of the reporting period. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At the close of the reporting period, the fund had a net liability position of $14,620,376 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $11,802,329.

TBA purchase commitments: The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However ,it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Dollar rolls: To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Asset-backed securities	$--	$9,811,616	$451,948

Corporate bonds and notes	--	66,017,545	--

Foreign government bonds and notes	--	42,813,655	--

Mortgage-backed securities	--	69,182,890	--

Municipal bonds and notes	--	601,298	--

Purchased options outstanding	--	1,126,461	--

Senior loans	--	230,251	--

U.S. Government and agency mortgage obligations	--	27,857,583	--

U.S. Treasury obligations	--	2,068,770	--

Short-term investments	14,793,863	17,889,223	--

Totals by level	$14,793,863	$237,599,292	$451,948

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$--	$472,540	$--

Futures contracts	(1,406,043)	--	--

Written options	--	(10,195,622)	--

TBA sale commitments	--	(13,034,531)	--

Interest rate swap contracts	--	(4,116,163)	--

Total return swap contracts	--	89,974	--

Credit default contracts	--	71,622	--

Totals by level	$(1,406,043)	$(26,712,180)	$--

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.

Market Values of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Credit contracts	$71,622	$--

Foreign exchange contracts	1,193,146	720,606

Interest rate contracts	8,910,896	23,412,289

Total	$10,175,664	$24,132,895

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Global Income Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: March 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: March 31, 2011

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: March 31, 2011